================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5586

                     Oppenheimer California Municipal Fund
                     -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 4/30/2012
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         PRINCIPAL
            AMOUNT                                                               COUPON         MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--108.6%
CALIFORNIA--100.7%
                         Adelanto, CA Elementary School District
 $         100,000       Community Facilities District No. 1                      4.900%      09/01/2014   $         94,380
---------------------------------------------------------------------------------------------------------------------------
         2,675,000       Adelanto, CA Elementary School District
                         Community Facilities District No. 1                      5.250       09/01/2026          2,099,955
---------------------------------------------------------------------------------------------------------------------------
         7,310,000       Adelanto, CA Elementary School District
                         Community Facilities District No. 1                      5.350       09/01/2036          5,151,284
---------------------------------------------------------------------------------------------------------------------------
         1,990,000       Adelanto, CA Elementary School District
                         Community Facilities District No. 1                      5.400       09/01/2036          1,412,781
---------------------------------------------------------------------------------------------------------------------------
            55,000       Adelanto, CA Improvement Agency, Series B                5.500       12/01/2023             54,811
---------------------------------------------------------------------------------------------------------------------------
         1,125,000       Adelanto, CA Public Utility Authority                    6.750       07/01/2039          1,212,109
---------------------------------------------------------------------------------------------------------------------------
         2,000,000       Agua Mansa, CA Industrial Growth Assoc.
                         Special Tax                                              6.500       09/01/2033          2,046,300
---------------------------------------------------------------------------------------------------------------------------
         1,640,000       Alhambra, CA (Atherton Baptist Homes)                    7.500       01/01/2030          1,784,008
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       Alhambra, CA (Atherton Baptist Homes)                    7.625       01/01/2040          1,085,490
---------------------------------------------------------------------------------------------------------------------------
            25,000       Alvord, CA Unified School District Community
                         Facilities District                                      5.875       09/01/2034             24,999
---------------------------------------------------------------------------------------------------------------------------
           100,000       Alvord, CA Unified School District Community
                         Facilities District Special Tax                          4.500       09/01/2017            102,249
---------------------------------------------------------------------------------------------------------------------------
         1,295,000       Alvord, CA Unified School District Community
                         Facilities District Special Tax                          5.000       09/01/2036          1,166,937
---------------------------------------------------------------------------------------------------------------------------
         1,580,000       Alvord, CA Unified School District Community
                         Facilities District Special Tax                          5.000       09/01/2036          1,423,754
---------------------------------------------------------------------------------------------------------------------------
           945,000       Anaheim, CA Community Facilities District
                         Special Tax (Platinum Triangle)                          6.125       09/01/2031            975,552
---------------------------------------------------------------------------------------------------------------------------
           955,000       Anaheim, CA Community Facilities District
                         Special Tax (Platinum Triangle)                          6.125       09/01/2032            985,684
---------------------------------------------------------------------------------------------------------------------------
         1,380,000       Anaheim, CA Community Facilities District
                         Special Tax (Platinum Triangle)                          6.250       09/01/2040          1,423,856
---------------------------------------------------------------------------------------------------------------------------
         3,000,000       Anaheim, CA Public Financing Authority
                         (Anaheim Electric System Distribution)(1)                5.250       10/01/2034          3,337,455
---------------------------------------------------------------------------------------------------------------------------
         7,000,000       Anaheim, CA Public Financing Authority
                         (Anaheim Electric System Distribution)(1)                5.250       10/01/2039          7,787,395
---------------------------------------------------------------------------------------------------------------------------
           500,000       Arvin, CA Community Redevel. Agency                      5.000       09/01/2025            481,585
---------------------------------------------------------------------------------------------------------------------------
         2,435,000       Arvin, CA Community Redevel. Agency                      5.125       09/01/2035          2,180,299
---------------------------------------------------------------------------------------------------------------------------
           600,000       Arvin, CA Community Redevel. Agency Tax
                         Allocation                                               6.500       09/01/2038            611,136
---------------------------------------------------------------------------------------------------------------------------
           955,000       Azusa, CA Special Tax Community Facilities
                         District No. 05-1                                        5.000       09/01/2021            942,337
---------------------------------------------------------------------------------------------------------------------------
           955,000       Bakersfield, CA Improvement Bond Act 1915                5.000       09/02/2027            817,977
---------------------------------------------------------------------------------------------------------------------------
           810,000       Bakersfield, CA Improvement Bond Act 1915                5.125       09/02/2026            770,820
---------------------------------------------------------------------------------------------------------------------------
           465,000       Bakersfield, CA Improvement Bond Act 1915                5.350       09/02/2022            443,922
---------------------------------------------------------------------------------------------------------------------------
         1,260,000       Bakersfield, CA Improvement Bond Act 1915                5.400       09/02/2025          1,171,687
---------------------------------------------------------------------------------------------------------------------------
         1,630,000       Bakersfield, CA Improvement Bond Act 1915                7.375       09/02/2028          1,682,388
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       Bay Area CA Toll Authority (San Francisco Bay
                         Area)(1)                                                 5.250       12/01/2035         11,654,700
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       Bay Area CA Toll Authority (San Francisco Bay
                         Area)(1)                                                 5.500       04/01/2043         11,001,700
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       Bay Area CA Toll Authority (San Francisco Bay
                         Area)(1)                                                 5.625       04/01/2044         11,227,000
---------------------------------------------------------------------------------------------------------------------------
           115,000       Beaumont, CA Financing Authority, Series A               5.125       09/01/2028            115,588
---------------------------------------------------------------------------------------------------------------------------
           120,000       Beaumont, CA Financing Authority, Series A               5.250       09/01/2029            120,752

1 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         PRINCIPAL
            AMOUNT                                                               COUPON         MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $       2,700,000       Beaumont, CA Financing Authority, Series A               5.350%      09/01/2036   $      2,634,498
---------------------------------------------------------------------------------------------------------------------------
           250,000       Beaumont, CA Financing Authority, Series A               5.625       09/01/2032            253,895
---------------------------------------------------------------------------------------------------------------------------
         4,410,000       Beaumont, CA Financing Authority, Series A               5.875       09/01/2042          4,483,030
---------------------------------------------------------------------------------------------------------------------------
         1,500,000       Beaumont, CA Financing Authority, Series A               6.375       09/01/2042          1,560,255
---------------------------------------------------------------------------------------------------------------------------
         1,050,000       Beaumont, CA Financing Authority, Series A               6.875       09/01/2036          1,104,506
---------------------------------------------------------------------------------------------------------------------------
             5,000       Beaumont, CA Financing Authority, Series A               7.000       09/01/2023              5,009
---------------------------------------------------------------------------------------------------------------------------
           685,000       Beaumont, CA Financing Authority, Series B               5.000       09/01/2027            662,162
---------------------------------------------------------------------------------------------------------------------------
         3,170,000       Beaumont, CA Financing Authority, Series B               5.050       09/01/2037          2,848,372
---------------------------------------------------------------------------------------------------------------------------
           500,000       Beaumont, CA Financing Authority, Series B               6.000       09/01/2034            510,225
---------------------------------------------------------------------------------------------------------------------------
         1,525,000       Beaumont, CA Financing Authority, Series B               6.000       09/01/2034          1,545,725
---------------------------------------------------------------------------------------------------------------------------
           450,000       Beaumont, CA Financing Authority, Series B               8.625       09/01/2039            467,267
---------------------------------------------------------------------------------------------------------------------------
           225,000       Beaumont, CA Financing Authority, Series B               8.875       09/01/2034            233,901
---------------------------------------------------------------------------------------------------------------------------
         2,340,000       Beaumont, CA Financing Authority, Series C               5.500       09/01/2035          2,343,861
---------------------------------------------------------------------------------------------------------------------------
         2,000,000       Beaumont, CA Financing Authority, Series D               5.800       09/01/2035          2,025,780
---------------------------------------------------------------------------------------------------------------------------
         3,245,000       Beaumont, CA Financing Authority, Series E               6.250       09/01/2038          3,280,403
---------------------------------------------------------------------------------------------------------------------------
           500,000       Blythe, CA Community Facilities District
                         Special Tax (Hidden Beaches)                             5.300       09/01/2035            436,170
---------------------------------------------------------------------------------------------------------------------------
            30,000       Blythe, CA Redevel. Agency (Redevel. Project
                         No. 1 Tax Allocation)                                    5.650       05/01/2029             30,141
---------------------------------------------------------------------------------------------------------------------------
         2,300,000       Blythe, CA Redevel. Agency (Redevel. Project
                         No. 1 Tax Allocation)                                    9.750       05/01/2038          2,662,158
---------------------------------------------------------------------------------------------------------------------------
         1,010,000       Brea, CA Redevel. Agency                                 6.595(2)    08/01/2031            287,345
---------------------------------------------------------------------------------------------------------------------------
         1,560,000       Brea, CA Redevel. Agency                                 6.716(2)    08/01/2032            408,283
---------------------------------------------------------------------------------------------------------------------------
         2,300,000       Brea, CA Redevel. Agency                                 6.835(2)    08/01/2033            550,827
---------------------------------------------------------------------------------------------------------------------------
         7,430,000       Brentwood, CA Infrastructure Financing
                         Authority                                                5.200       09/02/2036          6,185,549
---------------------------------------------------------------------------------------------------------------------------
            25,000       Buena Park, CA Special Tax (Park Mall)                   6.100       09/01/2028             25,155
---------------------------------------------------------------------------------------------------------------------------
            60,000       Butte County, CA Hsg. Authority (Affordable
                         Hsg. Pool)                                               7.000       10/01/2020             60,274
---------------------------------------------------------------------------------------------------------------------------
         3,000,000       CA ABAG Finance Authority for NonProfit
                         Corporations (Casa De Las Campanas)                      6.000       09/01/2037          3,326,220
---------------------------------------------------------------------------------------------------------------------------
         1,300,000       CA ABAG Finance Authority for NonProfit
                         Corporations (Odd Fellows Home of California)            5.200       11/15/2022          1,311,037
---------------------------------------------------------------------------------------------------------------------------
           105,000       CA ABAG Finance Authority for NonProfit
                         Corporations (Odd Fellows Home of California)            5.350       11/15/2032            105,488
---------------------------------------------------------------------------------------------------------------------------
            65,000       CA ABAG Finance Authority for NonProfit
                         Corporations (Redding Assisted Living Corp.)             5.250       11/15/2031             56,729
---------------------------------------------------------------------------------------------------------------------------
            10,000       CA ABAG Finance Authority for NonProfit
                         Corporations COP (Merced Family Health Centers)          5.950       01/01/2024             10,018
---------------------------------------------------------------------------------------------------------------------------
            25,000       CA ABAG Finance Authority for NonProfit
                         Corporations COP (Palo Alto Gardens Apartments)          5.350       10/01/2029             25,011
---------------------------------------------------------------------------------------------------------------------------
         3,300,000       CA ABAG Finance Authority for NonProfit
                         Corporations COP (Redwood Senior Homes & Services)       6.125       11/15/2032          3,342,966
---------------------------------------------------------------------------------------------------------------------------
            75,000       CA Affordable Hsg. Agency (Merced County Hsg.
                         Authority)                                               6.000       01/01/2023             64,601
---------------------------------------------------------------------------------------------------------------------------
            20,000       CA Bay Area Government Association                       4.125       09/01/2019             19,808
---------------------------------------------------------------------------------------------------------------------------
         2,845,000       CA Communities Transportation Revenue COP                6.000       06/01/2042          3,085,687
---------------------------------------------------------------------------------------------------------------------------
         6,530,000       CA County Tobacco Securitization Agency                  5.000       06/01/2047          4,850,745
---------------------------------------------------------------------------------------------------------------------------
        39,700,000       CA County Tobacco Securitization Agency                  5.750(2)    06/01/2057            473,224
---------------------------------------------------------------------------------------------------------------------------
        15,945,000       CA County Tobacco Securitization Agency                  5.820(2)    06/01/2033          1,631,014
---------------------------------------------------------------------------------------------------------------------------
        45,600,000       CA County Tobacco Securitization Agency                  6.125(2)    06/01/2057            459,648

2 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         PRINCIPAL
            AMOUNT                                                               COUPON      MATURITY                 VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $      82,110,000       CA County Tobacco Securitization Agency               6.423(2)%   06/01/2046    $        2,931,327
---------------------------------------------------------------------------------------------------------------------------
        51,500,000       CA County Tobacco Securitization Agency               6.700(2)    06/01/2057               439,295
---------------------------------------------------------------------------------------------------------------------------
        55,250,000       CA County Tobacco Securitization Agency               6.901(2)    06/01/2057               382,330
---------------------------------------------------------------------------------------------------------------------------
        71,700,000       CA County Tobacco Securitization Agency               7.000(2)    06/01/2055               886,212
---------------------------------------------------------------------------------------------------------------------------
       347,900,000       CA County Tobacco Securitization Agency               7.550(2)    06/01/2055             3,002,377
---------------------------------------------------------------------------------------------------------------------------
       409,500,000       CA County Tobacco Securitization Agency               8.251(2)    06/01/2055             3,533,985
---------------------------------------------------------------------------------------------------------------------------
           850,000       CA County Tobacco Securitization Agency (TASC)        5.100       06/01/2028               737,656
---------------------------------------------------------------------------------------------------------------------------
        17,815,000       CA County Tobacco Securitization Agency (TASC)        5.125       06/01/2038            13,307,092
---------------------------------------------------------------------------------------------------------------------------
         3,725,000       CA County Tobacco Securitization Agency (TASC)        5.125       06/01/2038             2,782,426
---------------------------------------------------------------------------------------------------------------------------
         7,315,000       CA County Tobacco Securitization Agency (TASC)        5.250       06/01/2045             5,257,729
---------------------------------------------------------------------------------------------------------------------------
         6,000,000       CA County Tobacco Securitization Agency (TASC)        5.250       06/01/2046             4,268,340
---------------------------------------------------------------------------------------------------------------------------
         8,000,000       CA County Tobacco Securitization Agency (TASC)        5.450       06/01/2028             6,494,560
---------------------------------------------------------------------------------------------------------------------------
        25,315,000       CA County Tobacco Securitization Agency (TASC)        5.600       06/01/2036            19,958,093
---------------------------------------------------------------------------------------------------------------------------
        20,985,000       CA County Tobacco Securitization Agency (TASC)        5.650       06/01/2041            16,294,013
---------------------------------------------------------------------------------------------------------------------------
        28,470,000       CA County Tobacco Securitization Agency (TASC)        5.700       06/01/2046            21,447,305
---------------------------------------------------------------------------------------------------------------------------
         4,375,000       CA County Tobacco Securitization Agency (TASC)        5.750       06/01/2029             4,365,331
---------------------------------------------------------------------------------------------------------------------------
         9,960,000       CA County Tobacco Securitization Agency (TASC)        5.875       06/01/2035             9,355,926
---------------------------------------------------------------------------------------------------------------------------
         1,490,000       CA County Tobacco Securitization Agency (TASC)        5.875       06/01/2043             1,388,710
---------------------------------------------------------------------------------------------------------------------------
        10,690,000       CA County Tobacco Securitization Agency (TASC)        6.000       06/01/2035            10,201,895
---------------------------------------------------------------------------------------------------------------------------
        16,875,000       CA County Tobacco Securitization Agency (TASC)        6.000       06/01/2042            15,495,638
---------------------------------------------------------------------------------------------------------------------------
         9,440,000       CA County Tobacco Securitization Agency (TASC)        6.125       06/01/2038             9,077,504
---------------------------------------------------------------------------------------------------------------------------
            75,000       CA County Tobacco Securitization Agency (TASC)        6.125       06/01/2043                72,423
---------------------------------------------------------------------------------------------------------------------------
         4,970,000       CA County Tobacco Securitization Agency (TASC)        6.250       06/01/2037             4,899,724
---------------------------------------------------------------------------------------------------------------------------
        86,970,000       CA County Tobacco Securitization Agency (TASC)        6.375(2)    06/01/2046             4,756,389
---------------------------------------------------------------------------------------------------------------------------
        65,800,000       CA County Tobacco Securitization Agency (TASC)        6.600(2)    06/01/2046             2,405,648
---------------------------------------------------------------------------------------------------------------------------
             5,000       CA Dept. of Water Resources (Center Valley)           5.400       07/01/2012                 5,022
---------------------------------------------------------------------------------------------------------------------------
         4,405,000       CA Educational Facilities Authority
                         (California College of Arts & Crafts)                 5.000       06/01/2035             4,407,291
---------------------------------------------------------------------------------------------------------------------------
           360,000       CA Educational Facilities Authority
                         (California College of Arts & Crafts)                 5.750       06/01/2025               360,389
---------------------------------------------------------------------------------------------------------------------------
           385,000       CA Educational Facilities Authority
                         (California College of Arts & Crafts)                 5.875       06/01/2030               385,370
---------------------------------------------------------------------------------------------------------------------------
         5,000,000       CA Educational Facilities Authority (Chapman
                         University)                                           5.000       04/01/2031             5,436,350
---------------------------------------------------------------------------------------------------------------------------
         1,250,000       CA Educational Facilities Authority (San
                         Francisco University)                                 6.125       10/01/2036             1,498,775
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       CA Enterprise Devel. Authority (Sunpower
                         Corp.)                                                8.500       04/01/2031             2,843,300
---------------------------------------------------------------------------------------------------------------------------
            10,000       CA GO                                                 5.000       10/01/2023                10,031
---------------------------------------------------------------------------------------------------------------------------
         7,800,000       CA GO                                                 5.000       02/01/2038             8,375,406
---------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO                                                 5.125       06/01/2031                 5,015
---------------------------------------------------------------------------------------------------------------------------
            35,000       CA GO                                                 5.250       06/01/2021                35,120
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       CA GO                                                 5.250       04/01/2035            11,131,900
---------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO                                                 5.500       10/01/2022                 5,089
---------------------------------------------------------------------------------------------------------------------------
         1,500,000       CA GO                                                 6.000       03/01/2033             1,787,265
---------------------------------------------------------------------------------------------------------------------------
           200,000       CA GO                                                 6.250       10/01/2019               204,260
---------------------------------------------------------------------------------------------------------------------------
            60,000       CA GO                                                 6.250       10/01/2019                61,278
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       CA GO                                                 6.500       04/01/2033            12,203,500
--------------------------------------------------------------------------------------------------------------------------
        14,000,000       CA Golden State Tobacco Securitization Corp.
                         (TASC)                                                0.000(3)    06/01/2037            10,474,240

3 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         PRINCIPAL
            AMOUNT                                                               COUPON         MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                         CA Golden State Tobacco Securitization Corp.
 $      20,000,000       (TASC)                                                   5.125%      06/01/2047   $     14,876,200
---------------------------------------------------------------------------------------------------------------------------
         2,030,000       CA Health Facilities Financing Authority
                         (Community Programs for Persons with
                         Developmental Disabilities)                              6.250       02/01/2026          2,342,153
---------------------------------------------------------------------------------------------------------------------------
           405,000       CA Health Facilities Financing Authority
                         (Hospital of the Good Samaritan)                         7.000       09/01/2021            405,109
---------------------------------------------------------------------------------------------------------------------------
         1,790,000       CA Health Facilities Financing Authority
                         (Northern California Presbyterian Homes &
                         Services)                                                5.125       07/01/2018          1,792,417
---------------------------------------------------------------------------------------------------------------------------
        14,215,000       CA Health Facilities Financing Authority
                         (Providence Health & Service/Provident Health
                         System-Oregon Obligated Group)(1)                        5.500       10/01/2039         15,934,838
---------------------------------------------------------------------------------------------------------------------------
           160,000       CA Health Facilities Financing Authority
                         (Providence Health System-Southern California)           6.250       10/01/2028            188,365
---------------------------------------------------------------------------------------------------------------------------
         5,000,000       CA Health Facilities Financing Authority
                         (Scripps Health)                                         5.000       11/15/2040          5,374,800
---------------------------------------------------------------------------------------------------------------------------
         5,000,000       CA Health Facilities Financing Authority
                         (SJHS/SJHCN/SJHE/SJHO Obligated Group)                   5.750       07/01/2039          5,668,650
---------------------------------------------------------------------------------------------------------------------------
        13,500,000       CA Health Facilities Financing Authority
                         (Sutter Health)                                          5.250       08/15/2031         15,434,280
---------------------------------------------------------------------------------------------------------------------------
            25,000       CA HFA (Multifamily Hsg.)                                5.375       08/01/2028             25,000
---------------------------------------------------------------------------------------------------------------------------
           900,000       CA HFA (Multifamily Hsg.)                                5.950       08/01/2028            907,281
---------------------------------------------------------------------------------------------------------------------------
         2,395,000       CA HFA (Multifamily Hsg.)                                6.050       08/01/2027          2,411,358
---------------------------------------------------------------------------------------------------------------------------
           400,000       CA HFA (Multifamily Hsg.), Series A                      5.900       02/01/2028            400,328
---------------------------------------------------------------------------------------------------------------------------
            95,000       CA HFA (Multifamily Hsg.), Series B                      5.500       08/01/2039             91,425
---------------------------------------------------------------------------------------------------------------------------
         4,660,000       CA HFA, Series C                                         5.750       08/01/2030          4,855,767
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Independent Cities Finance Authority
                         Mobile Home Park (Lamplighter Salinas)                   6.250       07/15/2045          1,052,950
---------------------------------------------------------------------------------------------------------------------------
           715,000       CA Independent Cities Finance Authority
                         Mobile Home Park (Rancho Del Sol & Grandview)            5.250       05/15/2037            717,195
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Independent Cities Finance Authority
                         Mobile Home Park (Rancho Del Sol & Grandview)            5.500       05/15/2047          1,012,210
---------------------------------------------------------------------------------------------------------------------------
            40,000       CA Independent Cities Lease Finance Authority
                         (Caritas Affordable Hsg.)                                5.375       08/15/2040             40,088
---------------------------------------------------------------------------------------------------------------------------
           110,000       CA Lee Lake Water District Community
                         Facilities District No. 1 (Sycamore Creek)               6.000       09/01/2033            112,925
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       CA M-S-R Energy Authority                                6.500       11/01/2039         12,244,700
---------------------------------------------------------------------------------------------------------------------------
            65,000       CA M-S-R Public Power Agency (San Juan)                  6.000       07/01/2022             71,074
---------------------------------------------------------------------------------------------------------------------------
            10,000       CA MobileHome Park Financing Authority
                         (Palomar Estates East & West)                            5.100       09/15/2023             10,078
---------------------------------------------------------------------------------------------------------------------------
           200,000       CA Municipal Finance Authority (Biola
                         University)                                              5.625       10/01/2023            215,010
---------------------------------------------------------------------------------------------------------------------------
           250,000       CA Municipal Finance Authority (Casa Griffin
                         Apts.)                                                   5.750       10/01/2034            256,568
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Municipal Finance Authority (Emerson
                         College)                                                 5.750       01/01/2033          1,124,190
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Municipal Finance Authority (Emerson
                         College)                                                 6.000       01/01/2042          1,144,760
---------------------------------------------------------------------------------------------------------------------------
           850,000       CA Municipal Finance Authority (Goodwill
                         Sacramento Valley & Northern Nevada)(4)                  5.750       01/01/2022            852,482
---------------------------------------------------------------------------------------------------------------------------
         1,070,000       CA Municipal Finance Authority (Goodwill
                         Sacramento Valley & Northern Nevada)(4)                  6.625       01/01/2032          1,072,975
---------------------------------------------------------------------------------------------------------------------------
         2,135,000       CA Municipal Finance Authority (Goodwill
                         Sacramento Valley & Northern Nevada)(4)                  6.875       01/01/2042          2,140,850
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Municipal Finance Authority (INSD-Lincoln
                         Glen Manor for Senior Citizens)                          6.000       04/01/2031          1,086,500

4 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        PRINCIPAL
           AMOUNT                                                             COUPON          MATURITY                VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $       1,500,000       CA Municipal Finance Authority (OCEAA)                   7.000%      10/01/2039 $        1,512,960
---------------------------------------------------------------------------------------------------------------------------
         1,750,000       CA Municipal Finance Authority (Pilgrim Place
                         Claremont)                                               5.875       05/15/2029          1,937,163
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Municipal Finance Authority (Pilgrim Place
                         Claremont)                                               6.125       05/15/2039          1,095,860
---------------------------------------------------------------------------------------------------------------------------
           600,000       CA Municipal Finance Authority (Southwestern
                         Law School)                                              6.500       11/01/2031            643,488
---------------------------------------------------------------------------------------------------------------------------
         1,250,000       CA Municipal Finance Authority (Southwestern
                         Law School)                                              6.500       11/01/2041          1,339,638
---------------------------------------------------------------------------------------------------------------------------
         5,000,000       CA Municipal Finance Authority Mobile Home
                         Park (Caritas Acquisitions)                              5.500       08/15/2047          5,074,150
---------------------------------------------------------------------------------------------------------------------------
         1,400,000       CA Pollution Control Financing Authority
                         (Sacramento Biosolids Facility)                          5.500       12/01/2024          1,163,750
---------------------------------------------------------------------------------------------------------------------------
           955,000       CA Pollution Control Financing Authority (San
                         Diego Gas & Electric Company)                            5.850       06/01/2021            958,257
---------------------------------------------------------------------------------------------------------------------------
            85,000       CA Pollution Control Financing Authority (San
                         Diego Gas & Electric Company)                            5.850       06/01/2021             85,290
---------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA Public Works                                          5.000       04/01/2037          2,101,300
---------------------------------------------------------------------------------------------------------------------------
         2,795,000       CA Public Works                                          5.750       03/01/2030          3,110,164
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       CA Public Works                                          6.000       03/01/2035          2,866,850
---------------------------------------------------------------------------------------------------------------------------
           365,000       CA Public Works                                          6.125       11/01/2029            430,645
---------------------------------------------------------------------------------------------------------------------------
         8,370,000       CA Public Works                                          6.375       11/01/2034          9,789,385
---------------------------------------------------------------------------------------------------------------------------
         6,550,000       CA Public Works                                          6.625       11/01/2034          7,783,365
---------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA Public Works (California State Prisons)               5.750       10/01/2031          2,258,140
---------------------------------------------------------------------------------------------------------------------------
           735,000       CA Public Works (Dept. of Corrections)                   5.250       06/01/2028            791,977
---------------------------------------------------------------------------------------------------------------------------
           900,000       CA Public Works (Dept. of Health Services)               5.500       11/01/2015            903,159
---------------------------------------------------------------------------------------------------------------------------
           900,000       CA Public Works (Dept. of Mental Health)                 5.000       11/01/2031            929,448
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       CA Public Works (Judicial Council)                       5.000       12/01/2031          2,657,425
---------------------------------------------------------------------------------------------------------------------------
           125,000       CA Public Works (Trustees California State
                         University)                                              6.000       04/01/2027            145,706
---------------------------------------------------------------------------------------------------------------------------
         2,540,000       CA Rural Home Mtg. Finance Authority (Single
                         Family Mtg.)                                             5.500       08/01/2047          1,341,526
---------------------------------------------------------------------------------------------------------------------------
           315,000       CA Rural Home Mtg. Finance Authority (Single
                         Family Mtg.)                                             5.500       08/01/2047            149,452
---------------------------------------------------------------------------------------------------------------------------
        17,650,000       CA Silicon Valley Tobacco Securitization
                         Authority                                                5.850(2)    06/01/2047            886,383
---------------------------------------------------------------------------------------------------------------------------
       165,000,000       CA Silicon Valley Tobacco Securitization
                         Authority                                                6.300(2)    06/01/2056          1,514,700
---------------------------------------------------------------------------------------------------------------------------
       100,000,000       CA Silicon Valley Tobacco Securitization
                         Authority                                                6.850(2)    06/01/2056            601,000
---------------------------------------------------------------------------------------------------------------------------
        36,465,000       CA Silicon Valley Tobacco Securitization
                         Authority                                                7.663(2)    06/01/2041          3,054,308
---------------------------------------------------------------------------------------------------------------------------
       108,920,000       CA Silicon Valley Tobacco Securitization
                         Authority                                                8.597(2)    06/01/2036         14,975,411
---------------------------------------------------------------------------------------------------------------------------
            95,000       CA Statewide CDA                                         5.000       09/02/2018             94,484
---------------------------------------------------------------------------------------------------------------------------
           135,000       CA Statewide CDA                                         5.000       09/02/2019            131,914
---------------------------------------------------------------------------------------------------------------------------
           235,000       CA Statewide CDA                                         5.125       09/02/2020            226,867
---------------------------------------------------------------------------------------------------------------------------
         2,855,000       CA Statewide CDA                                         5.125       09/02/2025          2,562,220
---------------------------------------------------------------------------------------------------------------------------
         8,070,000       CA Statewide CDA                                         5.200       09/02/2036          6,470,445
---------------------------------------------------------------------------------------------------------------------------
           100,000       CA Statewide CDA                                         6.527(2)    09/01/2028             33,681
---------------------------------------------------------------------------------------------------------------------------
            75,000       CA Statewide CDA                                         6.625       09/01/2027             75,065
---------------------------------------------------------------------------------------------------------------------------
            50,000       CA Statewide CDA                                         6.750       09/01/2037             50,932
---------------------------------------------------------------------------------------------------------------------------
           100,000       CA Statewide CDA                                         6.773(2)    09/01/2034             21,040
---------------------------------------------------------------------------------------------------------------------------
            15,000       CA Statewide CDA                                         7.000       07/01/2022             15,020
---------------------------------------------------------------------------------------------------------------------------
           760,000       CA Statewide CDA (Citrus Gardens Apartments)             6.500       07/01/2032            783,241
---------------------------------------------------------------------------------------------------------------------------
            75,000       CA Statewide CDA (East Campus Apartments)                5.625       08/01/2034             76,034

5 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        PRINCIPAL
           AMOUNT                                                             COUPON          MATURITY                VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $       1,350,000       CA Statewide CDA (East Tabor Apartments)                 6.850%      08/20/2036 $        1,406,417
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Statewide CDA (Enloe Medical Center)                  5.750       08/15/2038          1,085,710
---------------------------------------------------------------------------------------------------------------------------
         1,250,000       CA Statewide CDA (Enloe Medical Center)                  6.250       08/15/2033          1,405,363
---------------------------------------------------------------------------------------------------------------------------
           380,000       CA Statewide CDA (Family House and Hsg.
                         Foundation-Torrence I)                                   7.000       04/20/2036            397,054
---------------------------------------------------------------------------------------------------------------------------
            60,000       CA Statewide CDA (GP Steinbeck)                          5.492(2)    03/20/2022             34,167
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Statewide CDA (Huntington Park Charter
                         School)                                                  5.250       07/01/2042            802,280
---------------------------------------------------------------------------------------------------------------------------
         1,145,000       CA Statewide CDA (International School
                         Peninsula)                                               5.000       11/01/2025          1,100,425
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Statewide CDA (International School
                         Peninsula)                                               5.000       11/01/2029            935,720
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       CA Statewide CDA (Kaiser Permanente)                     5.000       04/01/2042         10,697,700
---------------------------------------------------------------------------------------------------------------------------
            75,000       CA Statewide CDA (Lincoln Apartments)                    5.350       09/20/2036             75,530
---------------------------------------------------------------------------------------------------------------------------
         2,750,000       CA Statewide CDA (Live Oak School)                       6.750       10/01/2030          2,784,815
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       CA Statewide CDA (Lodi Memorial Hospital)                5.000       12/01/2027          2,596,675
---------------------------------------------------------------------------------------------------------------------------
         2,019,578       CA Statewide CDA (Microgy Holdings)(5)                   9.000       12/01/2038             18,944
---------------------------------------------------------------------------------------------------------------------------
         6,110,000       CA Statewide CDA (Mountain Shadows Community)            5.000       07/01/2031          5,136,738
---------------------------------------------------------------------------------------------------------------------------
         1,375,000       CA Statewide CDA (Napa Valley Hospice)                   7.000       01/01/2034          1,112,348
---------------------------------------------------------------------------------------------------------------------------
         1,125,000       CA Statewide CDA (Notre Dame de Namur University)        6.500       10/01/2023          1,139,636
---------------------------------------------------------------------------------------------------------------------------
         4,635,000       CA Statewide CDA (Notre Dame de Namur University)        6.625       10/01/2033          4,669,948
---------------------------------------------------------------------------------------------------------------------------
            30,000       CA Statewide CDA (Quail Ridge Apartments)                5.375       07/01/2032             23,789
---------------------------------------------------------------------------------------------------------------------------
         1,305,000       CA Statewide CDA (Quail Ridge Apartments)                6.500       07/01/2032          1,049,716
---------------------------------------------------------------------------------------------------------------------------
         1,935,000       CA Statewide CDA (Quail Ridge Apartments)                9.000       07/01/2032          1,532,965
---------------------------------------------------------------------------------------------------------------------------
           425,000       CA Statewide CDA (Rio Bravo)                             6.500       12/01/2018            403,546
---------------------------------------------------------------------------------------------------------------------------
           220,000       CA Statewide CDA (Stonehaven Student Hsg.)               5.875       07/01/2032            214,029
---------------------------------------------------------------------------------------------------------------------------
            15,000       CA Statewide CDA (Sutter Health Obligated Group)         5.500       08/15/2034             15,208
---------------------------------------------------------------------------------------------------------------------------
            60,000       CA Statewide CDA COP (Children's Hospital Los
                         Angeles)                                                 5.250       08/15/2029             60,021
---------------------------------------------------------------------------------------------------------------------------
           165,000       CA Statewide CDA COP (Internext Group)                   5.375       04/01/2030            165,068
---------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA Statewide CDA School Facilities (47th & Main)         6.375       07/01/2047          2,041,500
---------------------------------------------------------------------------------------------------------------------------
           220,000       CA Statewide CDA Special Tax Community
                         Facilities District No. 97                               6.842(2)    09/01/2022            121,957
---------------------------------------------------------------------------------------------------------------------------
         9,690,000       CA Statewide CDA, Series A                               5.150       09/02/2037          7,614,305
---------------------------------------------------------------------------------------------------------------------------
         5,660,000       CA Statewide CDA, Series B                               6.250       09/02/2037          5,477,918
---------------------------------------------------------------------------------------------------------------------------
        45,175,000       CA Statewide Financing Authority Tobacco
                         Settlement                                               6.375(2)    06/01/2046          1,758,663
---------------------------------------------------------------------------------------------------------------------------
       220,000,000       CA Statewide Financing Authority Tobacco
                         Settlement                                               7.876(2)    06/01/2055          1,898,600
---------------------------------------------------------------------------------------------------------------------------
         8,295,000       CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                        6.000       05/01/2037          8,199,773
---------------------------------------------------------------------------------------------------------------------------
            25,000       CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                        6.000       05/01/2037             24,713
---------------------------------------------------------------------------------------------------------------------------
        14,035,000       CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                        6.000       05/01/2043         12,877,814
---------------------------------------------------------------------------------------------------------------------------
        15,985,000       CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                        6.000       05/01/2043         14,667,037
---------------------------------------------------------------------------------------------------------------------------
         1,360,000       CA Valley Sanitation District                            5.200       09/02/2030          1,225,890
---------------------------------------------------------------------------------------------------------------------------
            80,000       CA Western Hills Water District Special Tax              5.000       09/01/2014             71,825
---------------------------------------------------------------------------------------------------------------------------
            25,000       CA Western Hills Water District Special Tax              5.200       09/01/2019             18,226

6 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        PRINCIPAL
           AMOUNT                                                             COUPON          MATURITY                VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $         105,000       CA Western Hills Water District Special Tax
                         (Diablo Grande Community Facilities)                     6.000%      09/01/2024   $         71,314
---------------------------------------------------------------------------------------------------------------------------
         4,495,000       CA Western Hills Water District Special Tax
                         (Diablo Grande Community Facilities)                     6.125       09/01/2031          2,767,077
---------------------------------------------------------------------------------------------------------------------------
           300,000       CA Western Hills Water District Special Tax
                         (Diablo Grande Community Facilities)                     6.700       09/01/2020            235,470
---------------------------------------------------------------------------------------------------------------------------
            90,000       CA Western Hills Water District Special Tax
                         (Diablo Grande Community Facilities)                     6.750       09/01/2022             68,052
---------------------------------------------------------------------------------------------------------------------------
         3,695,000       CA Western Hills Water District Special Tax
                         (Diablo Grande Community Facilities)                     6.875       09/01/2031          2,495,714
---------------------------------------------------------------------------------------------------------------------------
            10,000       CA William S. Hart Joint School Financing
                         Authority                                                5.600       09/01/2023             10,051
---------------------------------------------------------------------------------------------------------------------------
            10,000       CA William S. Hart Union School District                 6.000       09/01/2033             10,092
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       Calexico, CA Community Facilities District
                         No. 2005-1 Special Tax (Hearthstone)                     5.500       09/01/2036            846,350
---------------------------------------------------------------------------------------------------------------------------
         2,325,000       Calexico, CA Community Facilities District
                         No. 2005-1 Special Tax (Hearthstone)                     5.550       09/01/2036            786,850
---------------------------------------------------------------------------------------------------------------------------
            35,000       Calexico, CA Community Redevel. Agency Tax
                         Allocation (Central Business District &
                         Residential Redevel.)                                    7.250       08/01/2033             38,380
---------------------------------------------------------------------------------------------------------------------------
            25,000       Campbell, CA (Civic Center) COP                          5.125       10/01/2019             25,093
---------------------------------------------------------------------------------------------------------------------------
            75,000       Campbell, CA (Civic Center) COP                          5.250       10/01/2028             75,251
---------------------------------------------------------------------------------------------------------------------------
            25,000       Carlsbad, CA Improvement Bond Act 1915                   5.500       09/02/2028             25,056
---------------------------------------------------------------------------------------------------------------------------
           100,000       Carson, CA Public Financing Authority
                         (Remediation)                                            6.500       10/01/2036            112,058
---------------------------------------------------------------------------------------------------------------------------
         1,500,000       Carson, CA Redevel. Agency Tax Allocation                7.000       10/01/2036          1,723,545
---------------------------------------------------------------------------------------------------------------------------
         4,510,000       Castaic, CA Union School District Community
                         Facilities District No. 92-1                             9.000       10/01/2019          4,589,917
---------------------------------------------------------------------------------------------------------------------------
            45,000       Chino, CA Community Facilities District
                         Special Tax                                              5.950       09/01/2033             45,259
---------------------------------------------------------------------------------------------------------------------------
           995,000       Chino, CA Community Facilities District
                         Special Tax No. 2005-1                                   5.000       09/01/2023            981,398
---------------------------------------------------------------------------------------------------------------------------
         1,615,000       Chino, CA Community Facilities District
                         Special Tax No. 2005-1                                   5.000       09/01/2027          1,544,844
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       Chino, CA Community Facilities District
                         Special Tax No. 2005-1                                   5.000       09/01/2036          2,208,150
---------------------------------------------------------------------------------------------------------------------------
         2,175,000       Chowchilla, CA Community Facilities Sales Tax
                         District                                                 5.000       09/01/2037          1,953,259
---------------------------------------------------------------------------------------------------------------------------
         1,480,000       Chowchilla, CA Redevel. Agency                           5.000       08/01/2037          1,226,890
---------------------------------------------------------------------------------------------------------------------------
         2,000,000       Chula Vista, CA Industrial Devel. (San Diego
                         Gas & Electric Company)                                  5.875       01/01/2034          2,310,000
---------------------------------------------------------------------------------------------------------------------------
        11,360,000       Citrus, CA Community College District(1)                 5.500       06/01/2031         12,931,202
---------------------------------------------------------------------------------------------------------------------------
         2,265,000       Clovis, CA Public Financing Authority                    5.000       03/01/2027          2,266,857
---------------------------------------------------------------------------------------------------------------------------
         1,650,000       Colton, CA Community Facilities District
                         Special Tax                                              7.500       09/01/2020          1,662,639
---------------------------------------------------------------------------------------------------------------------------
         3,715,000       Compton, CA Community College District                   6.750       08/01/2034          4,152,738
---------------------------------------------------------------------------------------------------------------------------
         7,000,000       Compton, CA Public Finance Authority                     5.250       09/01/2027          6,182,750
---------------------------------------------------------------------------------------------------------------------------
             5,000       Contra Costa County, CA Public Financing
                         Authority Tax Allocation                                 5.850       08/01/2033              4,952
---------------------------------------------------------------------------------------------------------------------------
         4,870,000       Corcoran, CA Hospital District                           8.000       08/01/2034          5,502,516
---------------------------------------------------------------------------------------------------------------------------
           965,000       Corona, CA Community Facilities District
                         (Buchanan Street)                                        5.150       09/01/2036            940,113
---------------------------------------------------------------------------------------------------------------------------
           975,000       Daly City, CA Hsg. Devel. Finance Agency
                         (Third Tier Franciscan)                                  6.500       12/15/2047            978,539

7 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        PRINCIPAL
           AMOUNT                                                             COUPON          MATURITY                VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $       1,855,000       Desert Hot Springs, CA Community Facilities
                         District Special Tax                                     6.375%      09/01/2038 $        1,916,512
---------------------------------------------------------------------------------------------------------------------------
         3,725,000       Desert Hot Springs, CA Redevel. Agency Tax
                         Allocation                                               7.375       09/01/2039          4,369,500
---------------------------------------------------------------------------------------------------------------------------
        15,000,000       East Bay, CA Municipal Utility District
                         (Water System)(1)                                        5.000       06/01/2036         17,110,500
---------------------------------------------------------------------------------------------------------------------------
         6,875,000       East Bay, CA Municipal Utility District
                         (Water System)                                           5.000       06/01/2037          7,595,088
---------------------------------------------------------------------------------------------------------------------------
           200,000       Eastern CA Municipal Water District Community
                         Facilities Special Tax                                   5.000       09/01/2030            193,230
---------------------------------------------------------------------------------------------------------------------------
           340,000       Eastern CA Municipal Water District Community
                         Facilities Special Tax                                   5.000       09/01/2037            312,106
---------------------------------------------------------------------------------------------------------------------------
           200,000       Eastern CA Municipal Water District Community
                         Facilities Special Tax                                   5.100       09/01/2037            186,278
---------------------------------------------------------------------------------------------------------------------------
         3,740,000       Eastern CA Municipal Water District Community
                         Facilities Special Tax                                   5.250       09/01/2035          3,407,290
---------------------------------------------------------------------------------------------------------------------------
            50,000       Eastern CA Municipal Water District Community
                         Facilities Special Tax (Barrington Heights)              5.125       09/01/2035             47,235
---------------------------------------------------------------------------------------------------------------------------
         1,500,000       Eastern CA Municipal Water District Community
                         Facilities Special Tax (Crown Valley Village)            5.625       09/01/2034          1,400,595
---------------------------------------------------------------------------------------------------------------------------
           425,000       Eastern CA Municipal Water District Community
                         Facilities Special Tax No. 2003-25                       5.000       09/01/2036            391,306
---------------------------------------------------------------------------------------------------------------------------
            20,000       Eastern CA Municipal Water District Community
                         Facilities Special Tax No. 2004-26                       5.000       09/01/2025             20,165
---------------------------------------------------------------------------------------------------------------------------
         2,770,000       Escondido, CA Joint Powers Financing
                         Authority (Reidy Creek)                                  5.125       09/01/2030          2,771,607
---------------------------------------------------------------------------------------------------------------------------
            25,000       Etiwanda, CA School District Special Tax                 5.400       09/01/2035             24,200
---------------------------------------------------------------------------------------------------------------------------
        10,300,000       Etiwanda, CA School District Special Tax
                         Community Facilities District No. 2004-2                 6.000       09/01/2037          9,872,653
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       Fairfield, CA Community Facilities District
                         Special Tax (Fairfield Commons)                          6.875       09/01/2038          1,030,070
---------------------------------------------------------------------------------------------------------------------------
           100,000       Fillmore, CA Public Financing (Central City
                         Redevel.)                                                5.500       06/01/2031             93,818
---------------------------------------------------------------------------------------------------------------------------
         5,050,000       Folsom, CA Special Tax Community Facilities
                         District No. 31                                          5.000       09/01/2036          4,550,606
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       Fontana, CA Public Financing Authority (North
                         Fontana Redevel.)                                        5.500       09/01/2032          2,555,900
---------------------------------------------------------------------------------------------------------------------------
            10,000       Fontana, CA Redevel. Agency (Jurupa Hills)               5.500       10/01/2027             10,039
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       Foothill, CA De Anza Community College
                         District(1)                                              5.000       08/01/2040         11,214,200
---------------------------------------------------------------------------------------------------------------------------
            20,000       Fremont, CA Community Facilities District
                         (Pacific Commons)                                        6.250       09/01/2026             20,077
---------------------------------------------------------------------------------------------------------------------------
           175,000       Fresno, CA Unified School District Education
                         Center                                                   5.000       08/01/2027            182,336
---------------------------------------------------------------------------------------------------------------------------
         1,010,000       Greenfield, CA Union School District                     7.000       09/01/2040          1,044,360
---------------------------------------------------------------------------------------------------------------------------
         5,145,000       Grossmont, CA Union High School District(1)              5.500       08/01/2030          5,945,419
---------------------------------------------------------------------------------------------------------------------------
         4,895,000       Grossmont, CA Union High School District(1)              5.500       08/01/2031          5,610,547
---------------------------------------------------------------------------------------------------------------------------
        10,000,000       Grossmont, CA Union High School District(1)              5.500       08/01/2045         11,475,200
---------------------------------------------------------------------------------------------------------------------------
         1,165,000       Heber, CA Public Utilities District (Heber
                         Meadows)                                                 5.300       09/01/2035          1,016,276
---------------------------------------------------------------------------------------------------------------------------
         1,020,000       Hemet, CA Unified School District                        5.100       09/01/2030            918,663
---------------------------------------------------------------------------------------------------------------------------
           785,000       Hemet, CA Unified School District                        5.125       09/01/2036            772,605
---------------------------------------------------------------------------------------------------------------------------
         1,285,000       Hemet, CA Unified School District                        5.125       09/01/2037          1,092,134
---------------------------------------------------------------------------------------------------------------------------
         1,505,000       Hemet, CA Unified School District                        5.250       09/01/2035          1,507,619
---------------------------------------------------------------------------------------------------------------------------
         1,155,000       Hemet, CA Unified School District Community              5.375       09/01/2026          1,111,907
                         Facilities District No. 2005-3

8 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        PRINCIPAL
           AMOUNT                                                             COUPON          MATURITY                VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $       2,835,000       Hemet, CA Unified School District Community
                         Facilities District No. 2005-3                           5.750%      09/01/2039 $        2,650,101
---------------------------------------------------------------------------------------------------------------------------
            60,000       Hemet, CA Unified School District Community
                         Facilities District Special Tax                          5.625       09/01/2035             60,088
---------------------------------------------------------------------------------------------------------------------------
            20,000       Hesperia, CA Improvement Bond Act 1915                   8.500       09/02/2024             20,704
---------------------------------------------------------------------------------------------------------------------------
         1,355,000       Hesperia, CA Public Financing Authority,
                         Tranche A                                                6.250       09/01/2035          1,355,081
---------------------------------------------------------------------------------------------------------------------------
         3,345,000       Hesperia, CA Public Financing Authority,
                         Tranche B                                                6.250       09/01/2035          3,345,201
---------------------------------------------------------------------------------------------------------------------------
         3,325,000       Hesperia, CA Public Financing Authority,
                         Tranche C                                                6.250       09/01/2035          3,325,200
---------------------------------------------------------------------------------------------------------------------------
         1,065,000       Hesperia, CA Unified School District                     5.000       09/01/2030          1,015,733
---------------------------------------------------------------------------------------------------------------------------
         1,700,000       Hesperia, CA Unified School District                     5.000       09/01/2037          1,537,140
---------------------------------------------------------------------------------------------------------------------------
            50,000       Hesperia, CA Unified School District                     5.200       09/01/2035             47,037
---------------------------------------------------------------------------------------------------------------------------
         1,430,000       Imperial County, CA Community Facilities
                         District No. 2004-2 Special Tax                          5.900       09/01/2037          1,047,790
---------------------------------------------------------------------------------------------------------------------------
         1,070,000       Imperial County, CA Special Tax                          5.000       09/01/2037            763,777
---------------------------------------------------------------------------------------------------------------------------
         7,000,000       Imperial, CA Irrigation District                         6.250       11/01/2031          8,508,570
---------------------------------------------------------------------------------------------------------------------------
         2,215,000       Indio, CA Community Facilities District
                         Special Tax                                              5.250       09/01/2027          2,187,290
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       Indio, CA Community Facilities District
                         Special Tax                                              5.250       09/01/2036            933,610
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       Indio, CA Community Facilities District
                         Special Tax                                              5.250       09/01/2036          2,303,375
---------------------------------------------------------------------------------------------------------------------------
           285,000       Indio, CA Community Facilities District
                         Special Tax (Sonora Wells)                               5.000       09/01/2020            287,522
---------------------------------------------------------------------------------------------------------------------------
           300,000       Indio, CA Community Facilities District
                         Special Tax (Sonora Wells)                               5.000       09/01/2021            300,210
---------------------------------------------------------------------------------------------------------------------------
           625,000       Indio, CA Community Facilities District
                         Special Tax (Sonora Wells)                               5.050       09/01/2026            599,100
---------------------------------------------------------------------------------------------------------------------------
         2,805,000       Indio, CA Community Facilities District
                         Special Tax (Sonora Wells)                               5.125       09/01/2036          2,489,466
---------------------------------------------------------------------------------------------------------------------------
            35,000       Indio, CA Hsg. (Olive Court Apartments)                  6.375       12/01/2026             35,033
---------------------------------------------------------------------------------------------------------------------------
            25,000       Indio, CA Improvement Bond Act 1915
                         Assessment District No. 2002-2                           6.125       09/02/2027             25,407
---------------------------------------------------------------------------------------------------------------------------
         1,990,000       Indio, CA Improvement Bond Act 1915
                         Assessment District No. 2003-03                          6.125       09/02/2029          2,041,103
---------------------------------------------------------------------------------------------------------------------------
            25,000       Indio, CA Improvement Bond Act 1915
                         Assessment District No. 2003-5 (Sunburst)                5.875       09/02/2029             25,549
---------------------------------------------------------------------------------------------------------------------------
       354,105,000       Inland, CA Empire Tobacco Securitization
                         Authority (TASC)                                         8.000(2)    06/01/2057          3,048,844
---------------------------------------------------------------------------------------------------------------------------
         3,130,000       Ione, CA Special Tax Community Facilities
                         District 2005-2-A                                        6.000       09/01/2036          3,184,055
---------------------------------------------------------------------------------------------------------------------------
            10,000       Irvine, CA Improvement Bond Act 1915                     5.625       09/02/2024             10,240
---------------------------------------------------------------------------------------------------------------------------
            30,000       Jurupa, CA Community Services District
                         Special Tax                                              5.000       09/01/2036             28,618
---------------------------------------------------------------------------------------------------------------------------
           650,000       Jurupa, CA Community Services District
                         Special Tax (Eastvale Area)                              6.375       09/01/2033            671,171
---------------------------------------------------------------------------------------------------------------------------
         2,650,000       Jurupa, CA Community Services District
                         Special Tax Community Facilities District No.
                         15 (Eastvale)                                            6.500       09/01/2042          2,736,841
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       Jurupa, CA Community Services District
                         Special Tax Community Facilities District No.
                         25                                                       6.000       09/01/2042          1,031,130
---------------------------------------------------------------------------------------------------------------------------
           500,000       Jurupa, CA Community Services District
                         Special Tax Community Facilities District No.
                         38                                                       6.375       09/01/2040            516,265
---------------------------------------------------------------------------------------------------------------------------
           110,000       Jurupa, CA Public Financing Authority                    6.000       09/01/2032            113,527
---------------------------------------------------------------------------------------------------------------------------
         1,000,000       Jurupa, CA Public Financing Authority                    6.125       09/01/2040          1,031,710
---------------------------------------------------------------------------------------------------------------------------
         1,140,000       Jurupa, CA Public Financing Authority                    6.125       09/01/2040          1,176,149
---------------------------------------------------------------------------------------------------------------------------
            20,000       Kingsburg, CA Public Financing Authority                 8.000       09/15/2021             20,045
---------------------------------------------------------------------------------------------------------------------------
         2,500,000       La Verne, CA COP (Bethren Hillcrest Homes)               5.600       02/15/2033          2,449,850

9 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        PRINCIPAL
           AMOUNT                                                             COUPON          MATURITY                VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $       2,000,000       La Verne, CA COP (Bethren Hillcrest Homes)               6.625%      02/15/2025 $        2,039,100
---------------------------------------------------------------------------------------------------------------------------
           565,000       Lake Berryessa, CA Resort Improvement District           5.250       09/02/2017            507,551
---------------------------------------------------------------------------------------------------------------------------
         1,440,000       Lake Berryessa, CA Resort Improvement District           5.500       09/02/2027          1,142,165
---------------------------------------------------------------------------------------------------------------------------
         2,400,000       Lake Berryessa, CA Resort Improvement District           5.550       09/02/2037          1,743,192
---------------------------------------------------------------------------------------------------------------------------
         2,020,000       Lake Elsinore, CA Community Facilities
                         District No. 2006-2 Special Tax (Viscaya)                5.400       09/01/2036          1,998,790
---------------------------------------------------------------------------------------------------------------------------
           120,000       Lake Elsinore, CA Public Financing Authority
                         (Canyon Hills)                                           5.875       09/01/2027            123,144
---------------------------------------------------------------------------------------------------------------------------
           245,000       Lake Elsinore, CA Public Financing Authority
                         (Canyon Hills)                                           5.875       09/01/2028            250,628
---------------------------------------------------------------------------------------------------------------------------
           155,000       Lake Elsinore, CA Public Financing Authority
                         (Canyon Hills)                                           6.000       09/01/2029            159,086
---------------------------------------------------------------------------------------------------------------------------
           200,000       Lake Elsinore, CA Public Financing Authority
                         (Canyon Hills)                                           6.000       09/01/2030            204,628
---------------------------------------------------------------------------------------------------------------------------
         2,050,000       Lake Elsinore, CA Public Financing Authority
                         (Canyon Hills)                                           6.250       09/01/2040          2,086,183
---------------------------------------------------------------------------------------------------------------------------
         2,575,000       Lake Elsinore, CA Special Tax                            5.150       09/01/2036          2,441,486
---------------------------------------------------------------------------------------------------------------------------
           920,000       Lake Elsinore, CA Special Tax                            5.200       09/01/2026            932,034
---------------------------------------------------------------------------------------------------------------------------
         2,800,000       Lake Elsinore, CA Special Tax                            5.250       09/01/2037          2,805,880
---------------------------------------------------------------------------------------------------------------------------
         1,150,000       Lake Elsinore, CA Special Tax                            5.350       09/01/2036          1,169,458
---------------------------------------------------------------------------------------------------------------------------
         1,210,000       Lake Elsinore, CA Special Tax                            5.350       09/01/2036          1,188,583
---------------------------------------------------------------------------------------------------------------------------
         2,000,000       Lake Elsinore, CA Special Tax                            5.450       09/01/2036          1,885,820
---------------------------------------------------------------------------------------------------------------------------
         1,170,000       Lake Elsinore, CA Unified School District                5.000       09/01/2037          1,022,627
---------------------------------------------------------------------------------------------------------------------------
         2,000,000       Lake Elsinore, CA Unified School District                5.350       09/01/2035          1,909,620
---------------------------------------------------------------------------------------------------------------------------
         1,220,000       Lake Elsinore, CA Unified School District                5.350       09/01/2035          1,135,149
---------------------------------------------------------------------------------------------------------------------------
         1,435,000       Lake Elsinore, CA Unified School District                5.400       09/01/2035          1,429,604
---------------------------------------------------------------------------------------------------------------------------
         1,275,000       Lake Elsinore, CA Unified School District
                         Community Facilities District Special Tax No.
                         2005-7                                                   6.250       09/01/2040          1,339,005
---------------------------------------------------------------------------------------------------------------------------
           350,000       Lake Elsinore, CA Unified School District
                         Community Facilities District Special Tax No.
                         2006-4                                                   5.625       09/01/2040            335,405
---------------------------------------------------------------------------------------------------------------------------
         1,100,000       Lake Elsinore, CA Unified School District
                         Community Facilities District Special Tax No.
                         2006-6                                                   5.900       09/01/2037          1,117,435
----------------------------------------------------------------------------------------------------------------------------
         1,670,000       Lancaster, CA Redevel. Agency Tax Allocation
                         (Comb Redevel.)                                          6.875       08/01/2034          1,851,930
---------------------------------------------------------------------------------------------------------------------------
         1,010,000       Lancaster, CA Redevel. Agency Tax Allocation
                         (Comb Redevel.)                                          6.875       08/01/2039          1,115,131
---------------------------------------------------------------------------------------------------------------------------
            20,000       Lathrop, CA Financing Authority (Water Supply)           5.600       06/01/2018             20,410
---------------------------------------------------------------------------------------------------------------------------
            10,000       Lathrop, CA Financing Authority (Water Supply)           5.700       06/01/2019             10,189
---------------------------------------------------------------------------------------------------------------------------
         1,675,000       Lathrop, CA Improvement Bond Act 1915
                         (Mossdale Village)                                       5.100       09/02/2035          1,564,467
---------------------------------------------------------------------------------------------------------------------------
            50,000       Lathrop, CA Improvement Bond Act 1915
                         (Mossdale Village)                                       6.000       09/02/2022             51,120
---------------------------------------------------------------------------------------------------------------------------
            20,000       Lathrop, CA Improvement Bond Act 1915
                         (Mossdale Village)                                       6.125       09/02/2028             20,340
---------------------------------------------------------------------------------------------------------------------------
            60,000       Lathrop, CA Improvement Bond Act 1915
                         (Mossdale Village)                                       6.125       09/02/2033             60,704
---------------------------------------------------------------------------------------------------------------------------
         4,355,000       Lathrop, CA Special Tax Community Facilities
                         District No. 03-2                                        7.000       09/01/2033          4,459,346
---------------------------------------------------------------------------------------------------------------------------
           625,000       Lee Lake, CA Water District Community
                         Facilities District No. 2 Special Tax
                         (Montecito Ranch)                                        6.125       09/01/2032            637,850
---------------------------------------------------------------------------------------------------------------------------
         4,000,000       LeMoore, CA Redevel. Agency Tax Allocation               7.375       08/01/2040          4,388,320
---------------------------------------------------------------------------------------------------------------------------
           635,000       Lincoln, CA Special Tax                                  5.000       09/01/2026            562,153

10 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

           PRINCIPAL
              AMOUNT                                                              COUPON       MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$        1,315,000       Lincoln, CA Special Tax                                  5.000 %     09/01/2036 $        1,033,866
----------------------------------------------------------------------------------------------------------------------------
           150,000       Long Beach, CA Bond Finance Authority
                         (Redevel. Hsg. & Gas Utilities)                          5.000       08/01/2025            151,287
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Long Beach, CA Bond Finance Authority Natural
                         Gas                                                      5.500       11/15/2037          1,091,490
----------------------------------------------------------------------------------------------------------------------------
        15,000,000       Los Angeles, CA Community College District(1)            5.000       08/01/2033         16,540,800
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       Los Angeles, CA Community College District(1)            6.000       08/01/2033         11,845,200
----------------------------------------------------------------------------------------------------------------------------
         2,075,000       Los Angeles, CA Community Devel. Agency
                         (Adelante Eastside Redevel.)                             6.500       09/01/2039          2,252,745
----------------------------------------------------------------------------------------------------------------------------
         1,575,000       Los Angeles, CA Community Redevel. Agency
                         (Grand Central Square)                                   5.000       12/01/2026          1,492,092
----------------------------------------------------------------------------------------------------------------------------
        14,210,000       Los Angeles, CA Dept. of Airports (Los
                         Angeles International Airport)(1)                        5.250       05/15/2024         15,775,817
----------------------------------------------------------------------------------------------------------------------------
        10,215,000       Los Angeles, CA Dept. of Airports (Los
                         Angeles International Airport)(1)                        5.375       05/15/2025         11,363,779
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       Los Angeles, CA Dept. of Airports (Los
                         Angeles International Airport)(1)                        5.375       05/15/2026         11,067,433
----------------------------------------------------------------------------------------------------------------------------
        11,000,000       Los Angeles, CA Dept. of Airports (Los
                         Angeles International Airport)(1)                        5.375       05/15/2027         12,128,857
----------------------------------------------------------------------------------------------------------------------------
        10,095,000       Los Angeles, CA Dept. of Airports (Los
                         Angeles International Airport)(1)                        5.375       05/15/2028         11,091,074
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Los Angeles, CA Dept. of Water & Power(1)                5.375       07/01/2034          3,397,620
----------------------------------------------------------------------------------------------------------------------------
        12,000,000       Los Angeles, CA Dept. of Water & Power(1)                5.375       07/01/2038         13,437,240
----------------------------------------------------------------------------------------------------------------------------
        16,300,000       Los Angeles, CA Harbor Dept.(1)                          5.250       08/01/2034         18,362,439
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       Los Angeles, CA Hsg. Auth. (Property Acquisition)        6.000       06/01/2029          1,627,020
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Los Angeles, CA Hsg. Auth. (Property Acquisition)        6.250       06/01/2034          2,145,060
----------------------------------------------------------------------------------------------------------------------------
           500,000       Los Angeles, CA Hsg. Auth. (Property Acquisition)        6.375       06/01/2039            528,360
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       Los Angeles, CA IDA (Santee Court Parking Facility)      5.000       12/01/2020            997,965
----------------------------------------------------------------------------------------------------------------------------
         1,100,000       Los Angeles, CA IDA (Santee Court Parking Facility)      5.000       12/01/2027            678,986
----------------------------------------------------------------------------------------------------------------------------
         4,000,000       Los Angeles, CA Municipal Improvement Corp.
                         (Real Property)                                          6.000       09/01/2039          4,554,440
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Los Angeles, CA Unified School District                  5.000       07/01/2029          2,788,700
----------------------------------------------------------------------------------------------------------------------------
            20,000       Los Banos, CA COP                                        6.000       12/01/2019             20,022
----------------------------------------------------------------------------------------------------------------------------
            85,000       Madera County, CA COP (Valley Children's
                         Hospital)                                                5.750       03/15/2028             85,105
----------------------------------------------------------------------------------------------------------------------------
           925,000       Madera, CA Special Tax                                   5.000       09/01/2036            719,983
----------------------------------------------------------------------------------------------------------------------------
           475,000       Malibu, CA Community Facilities District
                         Special Tax (Carbon Beach)                               5.875       09/01/2039            490,347
----------------------------------------------------------------------------------------------------------------------------
            10,000       Manteca, CA Unified School District Special
                         Tax Community Facilities District No. 89                 5.400       09/01/2023              9,761
----------------------------------------------------------------------------------------------------------------------------
         4,530,000       Mayers, CA Memorial Hospital District                    7.875       06/01/2041          4,690,498
----------------------------------------------------------------------------------------------------------------------------
         1,375,000       Mendota, CA Joint Powers Financing Authority Wastewater  5.150       07/01/2035          1,174,608
----------------------------------------------------------------------------------------------------------------------------
           100,000       Menifee, CA Union School District Special Tax            5.000       09/01/2022            100,102
----------------------------------------------------------------------------------------------------------------------------
           915,000       Menifee, CA Union School District Special Tax            5.200       09/01/2030            883,478
----------------------------------------------------------------------------------------------------------------------------
           400,000       Menifee, CA Union School District Special Tax            5.200       09/01/2035            381,776
----------------------------------------------------------------------------------------------------------------------------
           500,000       Menifee, CA Union School District Special Tax            5.250       09/01/2035            467,455
----------------------------------------------------------------------------------------------------------------------------
         2,930,000       Merced, CA Special Tax                                   5.000       09/01/2036          2,011,416
----------------------------------------------------------------------------------------------------------------------------
         4,705,000       Metropolitan Water District of Southern California       5.000       07/01/2032          5,288,185
----------------------------------------------------------------------------------------------------------------------------
         3,635,000       Modesto, CA Special Tax Community Facilities
                         District No. 4                                           5.150       09/01/2036          3,418,790

11 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         PRINCIPAL
            AMOUNT                                                               COUPON         MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                         Montebello, CA Community Redevel. Agency
 $       3,000,000       (Montebello Hills Redevel.)                              8.100 %     03/01/2027 $        3,515,550
----------------------------------------------------------------------------------------------------------------------------
         1,250,000       Moreno Valley, CA Special Tax Community
                         Facilities District No. 5                                5.000       09/01/2037          1,029,175
----------------------------------------------------------------------------------------------------------------------------
            25,000       Moreno Valley, CA Unified School District
                         Community Facilities District                            5.100       09/01/2028             25,296
----------------------------------------------------------------------------------------------------------------------------
         1,475,000       Moreno Valley, CA Unified School District
                         Community Facilities District                            5.150       09/01/2035          1,447,403
----------------------------------------------------------------------------------------------------------------------------
           680,000       Moreno Valley, CA Unified School District
                         Community Facilities District                            5.200       09/01/2036            667,066
----------------------------------------------------------------------------------------------------------------------------
           750,000       Moreno Valley, CA Unified School District
                         Community Facilities District Special Tax No.
                         2004-3                                                   5.000       09/01/2037            651,143
----------------------------------------------------------------------------------------------------------------------------
         1,665,000       Moreno Valley, CA Unified School District
                         Community Facilities District Special Tax No.
                         2004-6                                                   5.000       09/01/2022          1,701,813
----------------------------------------------------------------------------------------------------------------------------
            10,000       Murrieta, CA Community Facilities District
                         Special Tax (Bluestone)                                  6.300       09/01/2031             10,091
----------------------------------------------------------------------------------------------------------------------------
           235,000       Murrieta, CA Community Facilities District
                         Special Tax (Meadowlane/Amberwalk)                       5.125       09/01/2035            222,002
----------------------------------------------------------------------------------------------------------------------------
            25,000       Murrieta, CA Community Facilities District
                         Special Tax (Murrieta Springs)                           5.375       09/01/2029             24,984
----------------------------------------------------------------------------------------------------------------------------
            35,000       Murrieta, CA Valley Unified School District
                         Special Tax                                              5.250       09/01/2037             32,810
----------------------------------------------------------------------------------------------------------------------------
           370,000       Murrieta, CA Valley Unified School District
                         Special Tax                                              5.375       09/01/2026            371,602
----------------------------------------------------------------------------------------------------------------------------
         1,355,000       Murrieta, CA Valley Unified School District
                         Special Tax                                              5.450       09/01/2038          1,288,808
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Newport Beach, CA (Hoag Memorial Hospital
                         Presbyterian)                                            6.000       12/01/2040          2,401,440
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Norco, CA Redevel. Agency Tax Allocation                 6.000       03/01/2036          2,146,280
----------------------------------------------------------------------------------------------------------------------------
       157,335,000       Northern CA Tobacco Securitization Authority
                         (TASC)                                                6.700(2)       06/01/2045          4,196,124
----------------------------------------------------------------------------------------------------------------------------
         1,250,000       Northern Humboldt, CA Union High School
                         District                                                 6.500       08/01/2034          1,516,025
----------------------------------------------------------------------------------------------------------------------------
            45,000       Northern, CA Inyo County Local Hospital
                         District                                                 5.300       12/01/2028             38,561
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Northern, CA Inyo County Local Hospital
                         District                                                 6.375       12/01/2025          2,132,460
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Oak Valley, CA Hospital District                         7.000       11/01/2035          1,026,360
----------------------------------------------------------------------------------------------------------------------------
            10,000       Oakdale, CA Public Financing Authority Tax
                         Allocation (Central City Redevel.)                       6.100       06/01/2027             10,002
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Oakland, CA GO                                           6.000       01/15/2034          1,135,150
----------------------------------------------------------------------------------------------------------------------------
           250,000       Oakland, CA GO                                           6.250       01/15/2039            285,475
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Oakland, CA Unified School District                      5.250       08/01/2024          2,519,300
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Oakland, CA Unified School District                      5.500       08/01/2032          2,153,300
----------------------------------------------------------------------------------------------------------------------------
         4,595,000       Oakland, CA Unified School District                      6.125       08/01/2029          5,144,286
----------------------------------------------------------------------------------------------------------------------------
           250,000       Oakland, CA Unified School District                      6.500       08/01/2022            297,340
----------------------------------------------------------------------------------------------------------------------------
           250,000       Oakland, CA Unified School District                      6.500       08/01/2023            298,028
----------------------------------------------------------------------------------------------------------------------------
           250,000       Oakland, CA Unified School District                      6.500       08/01/2024            295,288
----------------------------------------------------------------------------------------------------------------------------
           875,000       Oakley, CA Public Finance Authority                      5.200       09/02/2026            883,059
----------------------------------------------------------------------------------------------------------------------------
         2,940,000       Oakley, CA Public Finance Authority                      5.250       09/02/2036          2,826,575
----------------------------------------------------------------------------------------------------------------------------
         3,205,000       Olivehurst, CA Public Utilities District
                         (Plumas Lake Community Facilities District)              7.625       09/01/2038          3,209,583
----------------------------------------------------------------------------------------------------------------------------
         4,000,000       Ontario, CA Improvement Bond Act 1915
                         Assessment District No. 108                              7.500       09/02/2020          4,086,800
----------------------------------------------------------------------------------------------------------------------------
           210,000       Orange County, CA Community Facilities
                         District (Ladera Ranch)                                  5.550       08/15/2033            210,374

12 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         PRINCIPAL
            AMOUNT                                                               COUPON         MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                         Orange, CA Community Facilities District
 $       2,000,000       Special Tax (Del Rio Public Improvements)             6.000  %       10/01/2040 $        2,065,160
----------------------------------------------------------------------------------------------------------------------------
           440,000       Palm Desert, CA Financing Authority                   5.050(2)       08/01/2015            377,102
----------------------------------------------------------------------------------------------------------------------------
           390,000       Palm Desert, CA Financing Authority                   5.100(2)       08/01/2016            317,078
----------------------------------------------------------------------------------------------------------------------------
           230,000       Palm Desert, CA Financing Authority                   5.650(2)       04/01/2018            167,063
----------------------------------------------------------------------------------------------------------------------------
         1,020,000       Palm Desert, CA Financing Authority                   5.650(2)       08/01/2018            727,280
----------------------------------------------------------------------------------------------------------------------------
           265,000       Palm Desert, CA Financing Authority                   5.750(2)       04/01/2019            179,800
----------------------------------------------------------------------------------------------------------------------------
         1,165,000       Palm Desert, CA Financing Authority                   5.750(2)       08/01/2019            775,296
----------------------------------------------------------------------------------------------------------------------------
           305,000       Palm Desert, CA Financing Authority                   5.850(2)       04/01/2020            193,925
----------------------------------------------------------------------------------------------------------------------------
         1,310,000       Palm Desert, CA Financing Authority                   5.850(2)       08/01/2020            816,418
----------------------------------------------------------------------------------------------------------------------------
           340,000       Palm Desert, CA Financing Authority                   5.950(2)       04/01/2021            201,790
----------------------------------------------------------------------------------------------------------------------------
         1,450,000       Palm Desert, CA Financing Authority                   5.950(2)       08/01/2021            843,668
----------------------------------------------------------------------------------------------------------------------------
           380,000       Palm Desert, CA Financing Authority                   6.000(2)       04/01/2022            211,421
----------------------------------------------------------------------------------------------------------------------------
         1,605,000       Palm Desert, CA Financing Authority                   6.000(2)       08/01/2022            873,634
----------------------------------------------------------------------------------------------------------------------------
           395,000       Palm Desert, CA Financing Authority                   6.010(2)       04/01/2023            204,622
----------------------------------------------------------------------------------------------------------------------------
         1,755,000       Palm Desert, CA Financing Authority                   6.010(2)       08/01/2023            890,399
----------------------------------------------------------------------------------------------------------------------------
           410,000       Palm Desert, CA Financing Authority                   6.020(2)       04/01/2024            197,907
----------------------------------------------------------------------------------------------------------------------------
         1,910,000       Palm Desert, CA Financing Authority                   6.020(2)       08/01/2024            902,609
----------------------------------------------------------------------------------------------------------------------------
           430,000       Palm Desert, CA Financing Authority                   6.030(2)       04/01/2025            192,103
----------------------------------------------------------------------------------------------------------------------------
         2,070,000       Palm Desert, CA Financing Authority                   6.030(2)       08/01/2025            904,942
----------------------------------------------------------------------------------------------------------------------------
           445,000       Palm Desert, CA Financing Authority                   6.040(2)       04/01/2026            183,416
----------------------------------------------------------------------------------------------------------------------------
         2,235,000       Palm Desert, CA Financing Authority                   6.040(2)       08/01/2026            901,845
----------------------------------------------------------------------------------------------------------------------------
           465,000       Palm Desert, CA Financing Authority                   6.050(2)       04/01/2027            176,486
----------------------------------------------------------------------------------------------------------------------------
         1,400,000       Palm Desert, CA Financing Authority                   6.050(2)       08/01/2027            519,988
----------------------------------------------------------------------------------------------------------------------------
           480,000       Palm Desert, CA Financing Authority                   6.060(2)       04/01/2028            169,680
----------------------------------------------------------------------------------------------------------------------------
         1,415,000       Palm Desert, CA Financing Authority                   6.060(2)       08/01/2028            489,420
----------------------------------------------------------------------------------------------------------------------------
           500,000       Palm Desert, CA Financing Authority                   6.070(2)       04/01/2029            161,820
----------------------------------------------------------------------------------------------------------------------------
         1,370,000       Palm Desert, CA Financing Authority                   6.070(2)       08/01/2029            433,646
----------------------------------------------------------------------------------------------------------------------------
           520,000       Palm Desert, CA Financing Authority                   6.080(2)       04/01/2030            149,469
----------------------------------------------------------------------------------------------------------------------------
         1,430,000       Palm Desert, CA Financing Authority                   6.080(2)       08/01/2030            401,616
----------------------------------------------------------------------------------------------------------------------------
           540,000       Palm Desert, CA Financing Authority                   6.090(2)       04/01/2031            142,160
----------------------------------------------------------------------------------------------------------------------------
         1,495,000       Palm Desert, CA Financing Authority                   6.090(2)       08/01/2031            384,439
----------------------------------------------------------------------------------------------------------------------------
           560,000       Palm Desert, CA Financing Authority                   6.100(2)       04/01/2032            135,811
----------------------------------------------------------------------------------------------------------------------------
         1,560,000       Palm Desert, CA Financing Authority                   6.100(2)       08/01/2032            369,470
----------------------------------------------------------------------------------------------------------------------------
           580,000       Palm Desert, CA Financing Authority                   6.100(2)       04/01/2033            131,005
----------------------------------------------------------------------------------------------------------------------------
         1,625,000       Palm Desert, CA Financing Authority                   6.100(2)       08/01/2033            358,443
----------------------------------------------------------------------------------------------------------------------------
           590,000       Palm Desert, CA Financing Authority                   6.100(2)       04/01/2034            122,809
----------------------------------------------------------------------------------------------------------------------------
         1,705,000       Palm Desert, CA Financing Authority                   6.100(2)       08/01/2034            346,524
----------------------------------------------------------------------------------------------------------------------------
         2,075,000       Palm Desert, CA Financing Authority                   6.100(2)       08/01/2035            391,698
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Palm Desert, CA Improvement Bond Act 1915             5.100          09/02/2037          3,884,650
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Palm Desert, CA Special Tax Community
                         Facilities District No. 2005-1                        5.150          09/01/2027          2,671,770
----------------------------------------------------------------------------------------------------------------------------
         2,335,000       Palm Desert, CA Special Tax Community
                         Facilities District No. 2005-1-A                      5.250          09/01/2026          2,121,978

13 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         PRINCIPAL
            AMOUNT                                                               COUPON         MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                         Palm Desert, CA Special Tax Community
 $       2,000,000       Facilities District No. 2005-1-A                         5.450 %     09/01/2032 $        1,751,660
----------------------------------------------------------------------------------------------------------------------------
           120,000       Palm Springs, CA Airport Passenger Facilities
                         (Palm Springs International Airport)                     5.450       07/01/2020            113,552
----------------------------------------------------------------------------------------------------------------------------
           490,000       Palm Springs, CA Airport Passenger Facilities
                         (Palm Springs International Airport)                     5.550       07/01/2028            434,821
----------------------------------------------------------------------------------------------------------------------------
           250,000       Palm Springs, CA Airport Passenger Facilities
                         (Palm Springs International Airport)                     6.400       07/01/2023            245,273
----------------------------------------------------------------------------------------------------------------------------
           505,000       Palm Springs, CA Airport Passenger Facilities
                         (Palm Springs International Airport)                     6.500       07/01/2027            492,274
----------------------------------------------------------------------------------------------------------------------------
            85,000       Palm Springs, CA Airport Passenger Facilities
                         (Palm Springs Regional Airport)                          5.250       01/01/2022             85,147
----------------------------------------------------------------------------------------------------------------------------
            10,000       Palm Springs, CA Improvement Bond Act 1915               5.550       09/02/2023             10,037
----------------------------------------------------------------------------------------------------------------------------
         1,355,000       Palmdale, CA Community Facilities District
                         Special Tax                                              5.400       09/01/2035          1,330,556
----------------------------------------------------------------------------------------------------------------------------
         6,360,000       Palmdale, CA Community Facilities District
                         Special Tax                                              6.125       09/01/2037          6,235,153
----------------------------------------------------------------------------------------------------------------------------
         5,340,000       Palmdale, CA Community Facilities District
                         Special Tax                                              6.250       09/01/2035          5,360,132
----------------------------------------------------------------------------------------------------------------------------
           500,000       Palmdale, CA Elementary School District
                         Special Tax Community Facilities District No.
                         90-1                                                     5.700       08/01/2018            501,580
----------------------------------------------------------------------------------------------------------------------------
         3,850,000       Paramount, CA Redevel. Agency Tax Allocation             5.000       08/01/2023          3,960,880
----------------------------------------------------------------------------------------------------------------------------
         1,365,000       Perris, CA Community Facilities District
                         Special Tax                                              5.300       09/01/2035          1,340,512
----------------------------------------------------------------------------------------------------------------------------
         2,025,000       Perris, CA Community Facilities District
                         Special Tax (Amber Oaks)                                 6.000       09/01/2034          2,077,529
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Perris, CA Community Facilities District
                         Special Tax (Chaparral Ridge)                            6.250       09/01/2033          2,573,850
----------------------------------------------------------------------------------------------------------------------------
         2,110,000       Perris, CA Community Facilities District
                         Special Tax (Harmony Grove)                              5.300       09/01/2035          2,072,147
----------------------------------------------------------------------------------------------------------------------------
            10,000       Perris, CA Community Facilities District
                         Special Tax (May Farms)                                  5.100       09/01/2030              9,905
----------------------------------------------------------------------------------------------------------------------------
           120,000       Perris, CA Community Facilities District
                         Special Tax (May Farms)                                  5.150       09/01/2035            115,422
----------------------------------------------------------------------------------------------------------------------------
         1,255,000       Perris, CA Community Facilities District
                         Special Tax No. 2001                                     5.000       09/01/2037          1,152,040
----------------------------------------------------------------------------------------------------------------------------
         1,270,000       Perris, CA Community Facilities District
                         Special Tax, Series A                                    5.750       09/01/2035          1,289,329
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Perris, CA Community Facilities District
                         Special Tax, Series B                                    6.000       09/01/2034          2,564,850
----------------------------------------------------------------------------------------------------------------------------
           135,000       Perris, CA Public Financing Authority                    5.000       09/01/2017            137,145
----------------------------------------------------------------------------------------------------------------------------
            85,000       Perris, CA Public Financing Authority                    5.100       09/01/2018             86,334
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Perris, CA Public Financing Authority                    5.350       10/01/2036          1,895,120
----------------------------------------------------------------------------------------------------------------------------
            10,000       Perris, CA Public Financing Authority, Series A          6.000       09/01/2023             10,360
----------------------------------------------------------------------------------------------------------------------------
            80,000       Perris, CA Public Financing Authority, Series A          6.125       09/01/2034             82,458
----------------------------------------------------------------------------------------------------------------------------
         1,815,000       Perris, CA Public Financing Authority, Series A          6.250       09/01/2033          1,868,615
----------------------------------------------------------------------------------------------------------------------------
         2,080,000       Perris, CA Public Financing Authority, Series A          6.600       09/01/2038          2,122,744
----------------------------------------------------------------------------------------------------------------------------
         2,035,000       Perris, CA Public Financing Authority, Series C          6.200       09/01/2038          2,046,172
----------------------------------------------------------------------------------------------------------------------------
           845,000       Perris, CA Public Financing Authority, Series D          5.500       09/01/2024            850,078
----------------------------------------------------------------------------------------------------------------------------
         7,510,000       Perris, CA Public Financing Authority, Series D          5.800       09/01/2038          7,469,146
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Perris, CA Union High School District                    6.125       09/01/2041          2,578,425
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Perris, CA Union High School District
                         Financing Authority                                      6.000       09/01/2033          2,063,440

14 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         PRINCIPAL
            AMOUNT                                                               COUPON         MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                         Pleasant Hill, CA Special Tax Downtown
 $          25,000       Community Facilities District No. 1                      6.000 %     09/01/2032 $           25,017
----------------------------------------------------------------------------------------------------------------------------
           500,000       Pomona, CA Public Financing Authority (Water
                          Facilities)                                             5.000       05/01/2047            513,835
----------------------------------------------------------------------------------------------------------------------------
            50,000       Pomona, CA Unified School District                       6.150       08/01/2030             58,239
----------------------------------------------------------------------------------------------------------------------------
         2,165,000       Porterville, CA COP                                      5.000       07/01/2036          2,208,365
----------------------------------------------------------------------------------------------------------------------------
           100,000       Poway, CA Unified School District                        7.500       09/15/2032            103,763
----------------------------------------------------------------------------------------------------------------------------
         3,990,000       Poway, CA Unified School District Special Tax
                         Community Facilities District No. 14                     5.250       09/01/2036          3,836,066
----------------------------------------------------------------------------------------------------------------------------
           500,000       Poway, CA Unified School District Special Tax
                         Community Facilities District No. 14 (Torrey
                         Highland Subarea)                                        6.125       09/01/2041            515,685
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Ramona, CA Unified School District COP                   5.000       05/01/2032          3,032,970
----------------------------------------------------------------------------------------------------------------------------
            25,000       Rancho Cordova, CA Community Facilities
                         District Special Tax (Sunridge Anatolia)                 6.000       09/01/2033             25,196
----------------------------------------------------------------------------------------------------------------------------
            20,000       Rancho Cordova, CA Community Facilities
                         District Special Tax (Sunridge Anatolia)                 6.100       09/01/2037             20,143
----------------------------------------------------------------------------------------------------------------------------
           600,000       Rancho Cucamonga, CA Community Facilities
                         District Special Tax (Amador)                            5.000       09/01/2027            556,230
----------------------------------------------------------------------------------------------------------------------------
         1,260,000       Rancho Cucamonga, CA Community Facilities
                         District Special Tax (Amador)                            5.000       09/01/2037          1,065,116
----------------------------------------------------------------------------------------------------------------------------
         5,470,000       Rancho Cucamonga, CA Community Facilities
                         District Special Tax (Etiwanda)                          5.375       09/01/2036          5,314,160
----------------------------------------------------------------------------------------------------------------------------
           570,000       Rancho Cucamonga, CA Community Facilities
                         District Special Tax (Vintners)                          5.000       09/01/2027            575,489
----------------------------------------------------------------------------------------------------------------------------
         1,120,000       Rancho Cucamonga, CA Community Facilities
                         District Special Tax (Vintners)                          5.000       09/01/2037          1,080,934
----------------------------------------------------------------------------------------------------------------------------
         2,470,000       Rancho Cucamonga, CA Community Facilities
                         District Special Tax (Vintners)                          5.375       09/01/2036          2,399,630
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Rancho, CA Water District Financing Authority            5.000       08/01/2028          5,543,500
----------------------------------------------------------------------------------------------------------------------------
            10,000       Redding, CA Improvement Bond Act 1915 (Tierra
                         Oaks Assessment District 1993-1)                         7.000       09/02/2012              9,984
----------------------------------------------------------------------------------------------------------------------------
         2,595,000       Rialto, CA Redevel. Agency (Merged Project
                         Area)                                                    5.875       09/01/2033          2,711,801
----------------------------------------------------------------------------------------------------------------------------
           490,000       Rialto, CA Special Tax Community Facilities
                         District No. 2006-1                                      5.250       09/01/2026            479,347
----------------------------------------------------------------------------------------------------------------------------
         1,470,000       Rialto, CA Special Tax Community Facilities
                         District No. 2006-1                                      5.350       09/01/2036          1,348,049
----------------------------------------------------------------------------------------------------------------------------
            20,000       Richgrove, CA School District                            6.375       07/01/2018             20,057
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Richmond, CA Joint Powers Financing Authority
                         (Civic Center)                                           5.750       08/01/2029          2,261,980
----------------------------------------------------------------------------------------------------------------------------
         2,660,000       Richmond, CA Joint Powers Financing Authority
                         (Westridge Hilltop Apartments)                           5.000       12/15/2026          2,506,970
----------------------------------------------------------------------------------------------------------------------------
         1,165,000       Richmond, CA Joint Powers Financing Authority
                         (Westridge Hilltop Apartments)                           5.000       12/15/2033          1,052,228
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Ridgecrest, CA Redevel. Agency (Ridgecrest
                         Redevel.)                                                6.250       06/30/2037          2,699,400
----------------------------------------------------------------------------------------------------------------------------
        10,530,000       Rio Hondo, CA Community College District              0.000(3)       08/01/2042          6,463,209
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Rio Vista, CA Community Facilities District
                         Special Tax No. 1                                        5.125       09/01/2036          1,786,740
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Rio Vista, CA Community Facilities District
                         Special Tax No. 2004-1                                   5.850       09/01/2035          3,001,650
----------------------------------------------------------------------------------------------------------------------------
        14,860,000       River Islands, CA Public Financing Authority             5.200       09/01/2037         10,732,338
----------------------------------------------------------------------------------------------------------------------------
           100,000       River Islands, CA Public Financing Authority             6.000       09/01/2027             75,043

15 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        PRINCIPAL
          AMOUNT                                                                 COUPON         MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $          25,000       River Islands, CA Public Financing Authority             6.000 %     09/01/2035     $       17,920
----------------------------------------------------------------------------------------------------------------------------
           700,000       Riverbank, CA Redevel. Agency (Riverbank
                         Reinvestment)                                            5.000       08/01/2032            247,037
----------------------------------------------------------------------------------------------------------------------------
         6,585,000       Riverside County, CA Community Facilities
                         District (Scott Road)                                    7.250       09/01/2038          6,792,428
----------------------------------------------------------------------------------------------------------------------------
            25,000       Riverside County, CA Community Facilities
                         District Special Tax                                     5.600       09/01/2019             25,385
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Riverside County, CA Redevel. Agency (Jurupa
                         Valley Redevel.)                                         0.000(3)    10/01/2027            662,590
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Riverside County, CA Redevel. Agency (Jurupa
                         Valley Redevel.)                                         0.000(3)    10/01/2031            672,990
----------------------------------------------------------------------------------------------------------------------------
         1,225,000       Riverside County, CA Redevel. Agency (Jurupa
                         Valley Redevel.)                                         6.500       10/01/2025          1,342,355
----------------------------------------------------------------------------------------------------------------------------
         1,200,000       Riverside County, CA Redevel. Agency (Jurupa
                         Valley Redevel.)                                         6.750       10/01/2030          1,320,180
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Riverside, CA Improvement Bond Act 1915
                         (Hunter Park Assessment District)                        5.200       09/02/2036            961,240
----------------------------------------------------------------------------------------------------------------------------
            65,000       Riverside, CA Improvement Bond Act 1915
                         (Sycamore Canyon Assessment District)                    8.500       09/02/2012             66,468
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Riverside, CA Special Tax Community
                         Facilities District No. 92-1, Series A                   5.300       09/01/2034            952,650
----------------------------------------------------------------------------------------------------------------------------
            25,000       Riverside, CA Unified School District                    5.500       09/01/2032             25,014
----------------------------------------------------------------------------------------------------------------------------
         1,385,000       Riverside, CA Unified School District Special
                         Tax Community Facilities District No. 12                 8.500       09/01/2038          1,460,178
----------------------------------------------------------------------------------------------------------------------------
           355,000       Riverside, CA Unified School District Special
                         Tax Community Facilities District No. 15                 6.500       09/01/2029            378,206
----------------------------------------------------------------------------------------------------------------------------
         1,070,000       Riverside, CA Unified School District Special
                         Tax Community Facilities District No. 15                 6.750       09/01/2039          1,129,931
----------------------------------------------------------------------------------------------------------------------------
            25,000       Romoland, CA School District Special Tax                 5.250       09/01/2035             24,865
----------------------------------------------------------------------------------------------------------------------------
         1,985,000       Romoland, CA School District Special Tax                 5.375       09/01/2038          1,853,911
----------------------------------------------------------------------------------------------------------------------------
         1,250,000       Romoland, CA School District Special Tax
                         Community Facilities District 2006-1                     6.000       09/01/2041          1,289,138
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Romoland, CA School District Special Tax
                         Community Facilities District 91-18                      6.000       09/01/2037          2,062,480
----------------------------------------------------------------------------------------------------------------------------
         1,210,000       Romoland, CA School District Special Tax
                         Community Facilities District No. 2004-1                 6.125       09/01/2034          1,247,958
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Romoland, CA School District Special Tax
                         Community Facilities District No. 2004-1                 6.250       09/01/2041          1,031,370
----------------------------------------------------------------------------------------------------------------------------
         1,115,000       Roseville, CA Special Tax (Diamond Creek)                5.000       09/01/2026            647,715
----------------------------------------------------------------------------------------------------------------------------
         4,850,000       Roseville, CA Special Tax (Diamond Creek)                5.000       09/01/2037          2,344,005
----------------------------------------------------------------------------------------------------------------------------
         3,445,000       Roseville, CA Special Tax (Stone Point)                  5.250       09/01/2036          1,927,167
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Ross Valley, CA School District                          5.500       08/01/2041          1,127,770
----------------------------------------------------------------------------------------------------------------------------
         3,370,000       Sacramento, CA City Financing Authority
                         (North Natomas CFD No. 2)                                6.250       09/01/2023          3,432,918
----------------------------------------------------------------------------------------------------------------------------
            55,000       Sacramento, CA Health Facility (Center for
                         Aids Research Education & Services)                      5.300       01/01/2024             55,067
----------------------------------------------------------------------------------------------------------------------------
            15,000       Sacramento, CA Special Tax (North Natomas
                         Community Facilities)                                    6.000       09/01/2033             15,346
----------------------------------------------------------------------------------------------------------------------------
         1,850,000       San Bernardino, CA Joint Powers Financing
                         Authority (Tax Allocation)                               6.625       04/01/2026          1,875,216
----------------------------------------------------------------------------------------------------------------------------
         1,410,000       San Bernardino, CA Mountains Community
                         Hospital District COP                                    5.000       02/01/2027          1,228,068

16  |  Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

           PRINCIPAL
            AMOUNT                                                               COUPON        MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                         San Bernardino, CA Mountains Community
 $       3,235,000       Hospital District COP                                    5.000  %    02/01/2037      $   2,577,745
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       San Buenaventura, CA Community Memorial
                         Health Systems                                           8.000       12/01/2031          3,650,460
----------------------------------------------------------------------------------------------------------------------------
           875,000       San Diego County, CA COP                                 5.600       07/01/2038            878,544
----------------------------------------------------------------------------------------------------------------------------
         1,225,000       San Diego County, CA COP                                 5.700       02/01/2028            946,325
----------------------------------------------------------------------------------------------------------------------------
         6,645,000       San Diego County, CA Redevel. Agency
                         (Gillespie Field)                                        5.750       12/01/2032          5,958,638
----------------------------------------------------------------------------------------------------------------------------
        12,335,000       San Diego, CA Community College District(1)              5.000       05/01/2030         14,048,779
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       San Diego, CA Hsg. Authority (Sorrento Tower
                         Apartments)                                              5.000       05/01/2029          3,192,960
----------------------------------------------------------------------------------------------------------------------------
            20,000       San Diego, CA Improvement Bond Act 1915                  6.200       09/02/2033             19,997
----------------------------------------------------------------------------------------------------------------------------
         5,880,000       San Diego, CA Public Facilities Financing
                         Authority                                                5.250       08/01/2027          6,913,410
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       San Diego, CA Regional Building Authority
                         (County Operations Center & Annex)(1)                    5.375       02/01/2036         11,102,500
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       San Francisco, CA City & County Airports
                         Commission                                               5.000       05/01/2031          1,088,230
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       San Francisco, CA City & County Airports
                         Commission                                               5.000       05/01/2032          1,083,320
----------------------------------------------------------------------------------------------------------------------------
            15,000       San Francisco, CA City & County Airports
                         Commission (SFO Fuel Company)                            5.250       01/01/2024             15,016
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       San Francisco, CA City & County Redevel.
                         Financing Authority (Mission Bay North
                         Redevel.)                                                6.500       08/01/2039          2,272,160
----------------------------------------------------------------------------------------------------------------------------
           400,000       San Francisco, CA City & County Redevel.
                         Financing Authority (Mission Bay North
                         Redevel.)                                                6.750       08/01/2033            463,388
----------------------------------------------------------------------------------------------------------------------------
           500,000       San Francisco, CA City & County Redevel.
                         Financing Authority (Mission Bay North
                         Redevel.)                                                7.000       08/01/2033            565,970
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       San Francisco, CA City & County Redevel.
                         Financing Authority (Mission Bay South
                         Redevel.)                                                6.625       08/01/2039          1,624,230
----------------------------------------------------------------------------------------------------------------------------
           500,000       San Francisco, CA City & County Redevel.
                         Financing Authority (San Francisco Redevel.)             6.500       08/01/2032            566,710
----------------------------------------------------------------------------------------------------------------------------
           545,000       San Francisco, CA City & County Redevel.
                         Financing Authority (San Francisco Redevel.)             6.625       08/01/2039            620,461
----------------------------------------------------------------------------------------------------------------------------
         1,090,000       San Gorgonio, CA Memorial Health Care District           6.750       08/01/2022          1,287,857
----------------------------------------------------------------------------------------------------------------------------
         1,040,000       San Gorgonio, CA Memorial Health Care District           6.750       08/01/2023          1,220,762
----------------------------------------------------------------------------------------------------------------------------
         6,500,000       San Gorgonio, CA Memorial Healthcare                     7.100       08/01/2033          7,443,930
----------------------------------------------------------------------------------------------------------------------------
         6,490,000       San Jacinto, CA Financing Authority, Tranche A           6.600       09/01/2033          5,394,228
----------------------------------------------------------------------------------------------------------------------------
         6,345,000       San Jacinto, CA Financing Authority, Tranche B           6.600       09/01/2033          5,273,710
----------------------------------------------------------------------------------------------------------------------------
         6,510,000       San Jacinto, CA Financing Authority, Tranche C           6.600       09/01/2033          5,399,589
----------------------------------------------------------------------------------------------------------------------------
           250,000       San Jacinto, CA Unified School District
                         Special                                                  5.750       09/01/2040            255,960
----------------------------------------------------------------------------------------------------------------------------
           500,000       San Jacinto, CA Unified School District
                         Special Tax                                              5.100       09/01/2036            332,670
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       San Jose, CA Airport                                     6.250       03/01/2034          2,294,340
----------------------------------------------------------------------------------------------------------------------------
            35,000       San Jose, CA Improvement Bond Act 1915                   5.875       09/02/2023             36,108
----------------------------------------------------------------------------------------------------------------------------
         3,150,000       San Jose, CA Multifamily Hsg. (El Parador
                         Apartments)                                              6.200       01/01/2041          3,151,103
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       San Jose, CA Redevel. Agency                             5.850       08/01/2027          2,013,280
----------------------------------------------------------------------------------------------------------------------------
         1,235,000       San Jose, CA Redevel. Agency (Merged Area
                         Redevel.)                                                5.000       08/01/2021          1,275,767
----------------------------------------------------------------------------------------------------------------------------
         1,585,000       San Jose, CA Redevel. Agency (Merged Area
                         Redevel.)                                                5.000       08/01/2025          1,601,643
----------------------------------------------------------------------------------------------------------------------------
            25,000       San Jose, CA Special Tax Community Facilities
                         District No. 9 (Bailey Highway 101)                      6.600       09/01/2027             25,338

17  |  Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

           PRINCIPAL
              AMOUNT                                                            COUPON         MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
        10,000,000       San Marcos, CA Unified School District(1)                5.250 %     08/01/2031     $   11,419,200
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       San Mateo, CA Union High School District(1)              5.000       09/01/2042         11,030,300
----------------------------------------------------------------------------------------------------------------------------
           550,000       Santa Ana, CA Unified School District Special
                         Tax                                                      5.100       09/01/2035            469,233
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Santa Clara County, CA Hsg. Authority
                         (Rivertown Apartments)                                   5.850       08/01/2031          1,003,710
----------------------------------------------------------------------------------------------------------------------------
         2,060,000       Santa Clara County, CA Hsg. Authority
                         (Rivertown Apartments)                                   6.000       08/01/2041          2,065,253
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Santa Clara, CA Redevel. Agency Tax
                         Allocation (Bayshore North)                              5.750       06/01/2026          3,255,570
----------------------------------------------------------------------------------------------------------------------------
            50,000       Santa Clarita, CA Community Facilities
                         District Special Tax                                     5.850       11/15/2032             50,094
----------------------------------------------------------------------------------------------------------------------------
         8,395,000       Santa Cruz County, CA Redevel. Agency (Live
                         Oak/Soquel Community)                                    7.000       09/01/2036          9,955,547
----------------------------------------------------------------------------------------------------------------------------
         1,750,000       Santa Monica, CA Redevel. Agency Tax
                         Allocation (Earthquake Recovery Redevel.)                5.875       07/01/2036          2,020,760
----------------------------------------------------------------------------------------------------------------------------
         2,600,000       Santa Monica, CA Redevel. Agency Tax
                         Allocation (Earthquake Recovery Redevel.)                5.875       07/01/2042          2,984,956
----------------------------------------------------------------------------------------------------------------------------
           805,000       Saugus, CA Union School District                         6.750       09/01/2034            831,485
----------------------------------------------------------------------------------------------------------------------------
         2,715,000       Saugus, CA Union School District                         7.000       09/01/2041          2,805,410
----------------------------------------------------------------------------------------------------------------------------
         4,850,000       Saugus, CA Union School District Community
                         Facilities District No. 2006                            11.625       09/01/2038          5,729,645
----------------------------------------------------------------------------------------------------------------------------
         1,655,000       Saugus, CA Union School District Community
                         Facilities District No. 2006                            11.625       09/01/2038          1,955,167
----------------------------------------------------------------------------------------------------------------------------
            10,000       Seaside, CA Redevel. Agency Tax Allocation               5.375       08/01/2033             10,079
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Sequoia, CA Unified High School District                 5.875       07/01/2036          3,004,550
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Sequoia, CA Unified High School District                 6.000       07/01/2043          6,036,200
----------------------------------------------------------------------------------------------------------------------------
         1,090,000       Shafter, CA Community Devel. Agency Tax
                         Allocation                                               5.400       11/01/2026          1,037,571
----------------------------------------------------------------------------------------------------------------------------
         3,335,000       Shafter, CA Community Devel. Agency Tax
                         Allocation                                               5.450       11/01/2036          2,947,940
----------------------------------------------------------------------------------------------------------------------------
         1,720,000       Signal Hill, CA Redevel. Agency Tax Allocation           7.000       10/01/2026          1,848,415
----------------------------------------------------------------------------------------------------------------------------
           620,000       Soledad, CA Redevel. Agency (Soledad Redevel.)           5.350       12/01/2028            604,345
----------------------------------------------------------------------------------------------------------------------------
             5,000       Sonoma County, CA Community Redevel. Agency
                         (Roseland)                                               7.900       08/01/2013              5,060
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       South Bayside, CA Waste Management Authority
                         (Shoreway Environmental)                                 6.000       09/01/2036          2,177,080
----------------------------------------------------------------------------------------------------------------------------
         4,500,000       Southern CA Metropolitan Water District                  5.000       07/01/2035          5,034,960
----------------------------------------------------------------------------------------------------------------------------
         2,085,000       Southern CA Public Power Authority                       5.000       11/01/2033          2,143,672
----------------------------------------------------------------------------------------------------------------------------
           470,000       Southern CA Public Power Authority                       5.250       11/01/2022            510,965
----------------------------------------------------------------------------------------------------------------------------
            50,000       Southern CA Public Power Authority                       5.250       11/01/2023             54,991
----------------------------------------------------------------------------------------------------------------------------
           250,000       Southern CA Public Power Authority                       5.250       11/01/2026            267,455
----------------------------------------------------------------------------------------------------------------------------
           205,000       Southern CA Public Power Authority Natural Gas           5.000       11/01/2028            212,319
----------------------------------------------------------------------------------------------------------------------------
           165,000       Southern CA Public Power Authority Natural Gas           5.000       11/01/2029            170,115
----------------------------------------------------------------------------------------------------------------------------
         2,255,000       Southern CA Public Power Authority Natural Gas           5.250       11/01/2027          2,406,829
----------------------------------------------------------------------------------------------------------------------------
         4,000,000       Southern CA Tobacco Securitization Authority             5.125       06/01/2046          3,047,560
----------------------------------------------------------------------------------------------------------------------------
        97,775,000       Southern CA Tobacco Securitization Authority          7.100(2)       06/01/2046          2,336,823
----------------------------------------------------------------------------------------------------------------------------
        12,475,000       Southern CA Tobacco Securitization Authority
                         (TASC)                                                   5.000       06/01/2037          9,616,853
----------------------------------------------------------------------------------------------------------------------------
            15,000       Spreckels, CA Union School District                      6.125       08/01/2018             15,042
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Stockton, CA Community Facilities District
                         (Arch Road East No. 99-02)                               5.875       09/01/2037          1,972,580
----------------------------------------------------------------------------------------------------------------------------
            75,000       Stockton, CA Public Financing Authority
                         (Parking)                                                5.125       09/01/2030             69,565

18  |  Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

           PRINCIPAL
            AMOUNT                                                             COUPON          MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                         Stockton, CA Public Financing Authority,
 $       1,000,000       Series A                                                 5.250 %     09/01/2037     $      715,760
----------------------------------------------------------------------------------------------------------------------------
         1,130,000       Stockton, CA Redevel. Agency (Stockton Events
                         Center Arena)                                            5.000       09/01/2036            934,872
----------------------------------------------------------------------------------------------------------------------------
            10,000       Suisun City, CA Public Financing Authority
                         (Suisun City Redevel.)                                   5.200       10/01/2028             10,002
----------------------------------------------------------------------------------------------------------------------------
            15,000       Sulphur Springs, CA Unified School District
                         Community Facilities District No. 2002-1-A               6.000       09/01/2033             14,663
----------------------------------------------------------------------------------------------------------------------------
            60,000       Susanville, CA Public Financing Authority                7.750       09/01/2017             60,272
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Susanville, CA Public Financing Authority
                         (Utility Enterprises)                                    5.500       06/01/2030          1,030,860
----------------------------------------------------------------------------------------------------------------------------
           100,000       Temecula Valley, CA Unified School District
                         Community Facilities District No. 2005-1                 5.000       09/01/2036             96,713
----------------------------------------------------------------------------------------------------------------------------
            20,000       Temecula, CA Public Financing Authority
                         Community Facilities District (Harveston)                5.100       09/01/2036             18,282
----------------------------------------------------------------------------------------------------------------------------
           990,000       Temecula, CA Public Financing Authority
                         Community Facilities District (Roripaugh)                4.900       09/01/2013            927,828
----------------------------------------------------------------------------------------------------------------------------
           165,000       Temecula, CA Public Financing Authority
                         Community Facilities District (Roripaugh)                5.000       09/01/2014            147,449
----------------------------------------------------------------------------------------------------------------------------
           740,000       Temecula, CA Public Financing Authority
                         Community Facilities District (Roripaugh)                5.050       09/01/2015            632,027
----------------------------------------------------------------------------------------------------------------------------
           805,000       Temecula, CA Public Financing Authority
                         Community Facilities District (Roripaugh)                5.100       09/01/2016            658,345
----------------------------------------------------------------------------------------------------------------------------
         8,000,000       Temecula, CA Public Financing Authority
                         Community Facilities District (Roripaugh)                5.450       09/01/2026          5,695,120
----------------------------------------------------------------------------------------------------------------------------
        13,790,000       Temecula, CA Public Financing Authority
                         Community Facilities District (Roripaugh)                5.500       09/01/2036          9,116,431
----------------------------------------------------------------------------------------------------------------------------
         4,260,000       Trinity County, CA COP                                   8.500       01/15/2026          4,083,508
----------------------------------------------------------------------------------------------------------------------------
            50,000       Truckee-Donner, CA Public Utility District
                         Special Tax                                              6.100       09/01/2033             50,320
----------------------------------------------------------------------------------------------------------------------------
           500,000       Tulare, CA Health Care District                          6.500       08/01/2026            593,310
----------------------------------------------------------------------------------------------------------------------------
           630,000       Turlock, CA Health Facility (Emanuel Medical
                         Center) COP                                              5.000       10/15/2017            677,937
----------------------------------------------------------------------------------------------------------------------------
         2,590,000       Turlock, CA Health Facility (Emanuel Medical
                         Center) COP                                              5.000       10/15/2022          2,646,721
----------------------------------------------------------------------------------------------------------------------------
           305,000       Turlock, CA Health Facility (Emanuel Medical
                         Center) COP                                              5.125       10/15/2027            305,424
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Turlock, CA Health Facility (Emanuel Medical
                         Center) COP                                              5.125       10/15/2037          2,360,875
----------------------------------------------------------------------------------------------------------------------------
           425,000       Turlock, CA Public Financing Authority                   5.450       09/01/2024            425,349
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       Tustin, CA Unified School District                       6.000       08/01/2036          1,833,315
----------------------------------------------------------------------------------------------------------------------------
           500,000       Twentynine Palms, CA Redevel. Agency Tax
                         Allocation (Four Corners)                                7.400       09/01/2032            556,995
----------------------------------------------------------------------------------------------------------------------------
           415,000       Twentynine Palms, CA Redevel. Agency Tax
                         Allocation (Four Corners)                                7.400       09/01/2032            462,306
----------------------------------------------------------------------------------------------------------------------------
            35,000       Union City, CA Special Tax Community
                         Facilities District No. 1997-1                           5.800       09/01/2028             34,669
----------------------------------------------------------------------------------------------------------------------------
         2,480,000       University of California                                 5.000       05/15/2027          2,604,000
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       University of California (UCLA Health System)            5.250       05/15/2030          1,023,620
----------------------------------------------------------------------------------------------------------------------------
           100,000       Upland, CA Community Facilities District
                         Special Tax (Colonies at San Antonio)                    5.900       09/01/2024            101,441
----------------------------------------------------------------------------------------------------------------------------
            60,000       Upland, CA Community Facilities District
                         Special Tax (Colonies at San Antonio)                    6.000       09/01/2024             61,720
----------------------------------------------------------------------------------------------------------------------------
            95,000       Vacaville, CA Public Financing Authority                 5.400       09/01/2022             95,136

19  |  Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

           PRINCIPAL
              AMOUNT                                                             COUPON         MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                         Valley Center-Pauma, CA Unified School
 $          50,000       District (Woods Valley Ranch)                            6.000 %     09/01/2033     $       48,878
----------------------------------------------------------------------------------------------------------------------------
           750,000       Ventura County, CA Area Hsg. Authority (Mira
                         Vista Senior Apartments)                                 5.050       12/01/2026            692,460
----------------------------------------------------------------------------------------------------------------------------
         1,595,000       Ventura County, CA Area Hsg. Authority (Mira
                         Vista Senior Apartments)                                 5.150       12/01/2031          1,436,553
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Vernon, CA Electric System                               5.000       08/01/2030          1,030,680
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Vernon, CA Electric System                               5.125       08/01/2033          1,021,120
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Vernon, CA Electric System                               5.500       08/01/2041          3,111,630
----------------------------------------------------------------------------------------------------------------------------
           500,000       Victorville, CA Special Tax Community
                         Facilities District 07-01                                5.350       09/01/2042            507,020
----------------------------------------------------------------------------------------------------------------------------
            50,000       Watsonville, CA Redevel. Agency Tax
                         Allocation (Watsonville 2000 Redevel.)                   5.000       09/01/2024             50,403
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       West Fresno, CA Elementary School District               6.600       05/01/2035          1,221,390
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       West Hollywood, CA Community Devel.
                         Commission Tax Allocation (East Side Redevel.)           7.500       09/01/2042          1,681,680
----------------------------------------------------------------------------------------------------------------------------
            50,000       West Kern, CA Water District                             4.500       06/01/2025             51,862
----------------------------------------------------------------------------------------------------------------------------
           145,000       West Patterson, CA Financing Authority
                         Special Tax                                              6.100       09/01/2032            139,439
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Westside, CA Union School District                       5.250       09/01/2036            961,420
----------------------------------------------------------------------------------------------------------------------------
         2,300,000       Woodland, CA Finance Authority                           6.000       03/01/2036          2,605,555
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       Woodland, CA Finance Authority                           6.000       03/01/2041          1,683,960
----------------------------------------------------------------------------------------------------------------------------
            10,000       Woodland, CA Special Tax Community Facilities
                         District No. 1                                           6.000       09/01/2028              9,978
----------------------------------------------------------------------------------------------------------------------------
         3,550,000       Yuba City, CA Redevel. Agency                            5.250       09/01/2039          3,242,890
                                                                                                              --------------

                                                                                                              1,518,195,000
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--7.9%
         3,000,000       Guam Government Business Privilege                       5.125       01/01/2042          3,261,990
----------------------------------------------------------------------------------------------------------------------------
         2,870,000       Northern Mariana Islands Ports Authority,
                         Series A                                                 5.500       03/15/2031          2,470,927
----------------------------------------------------------------------------------------------------------------------------
         1,585,000       Northern Mariana Islands Ports Authority,
                         Series A                                                 6.250       03/15/2028          1,157,541
----------------------------------------------------------------------------------------------------------------------------
        14,000,000       Puerto Rico Aqueduct & Sewer Authority                   5.750       07/01/2037         14,833,700
----------------------------------------------------------------------------------------------------------------------------
         3,700,000       Puerto Rico Aqueduct & Sewer Authority                   6.125       07/01/2024          4,363,262
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico Commonwealth GO                              5.500       07/01/2021          1,122,300
----------------------------------------------------------------------------------------------------------------------------
         6,400,000       Puerto Rico Commonwealth GO                              5.500       07/01/2039          6,639,296
----------------------------------------------------------------------------------------------------------------------------
         1,100,000       Puerto Rico Commonwealth GO                              6.000       07/01/2039          1,174,723
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico Commonwealth GO                              6.500       07/01/2037          1,124,260
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico Commonwealth GO                              6.500       07/01/2040          1,148,430
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Electric Power Authority, Series A(4)        5.000       07/01/2029          5,154,550
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Electric Power Authority, Series A(4)        5.000       07/01/2042          5,005,600
----------------------------------------------------------------------------------------------------------------------------
           900,000       Puerto Rico Infrastructure (Mepsi Campus)                6.500       10/01/2037            923,004
----------------------------------------------------------------------------------------------------------------------------
         6,055,000       Puerto Rico ITEMECF (Cogeneration Facilities)            6.625       06/01/2026          6,054,758
----------------------------------------------------------------------------------------------------------------------------
        13,860,000       Puerto Rico Port Authority (American
                         Airlines), Series A(5)                                   6.250       06/01/2026          7,436,722
----------------------------------------------------------------------------------------------------------------------------
         5,055,000       Puerto Rico Public Buildings Authority                   6.750       07/01/2036          5,908,537
----------------------------------------------------------------------------------------------------------------------------
        15,000,000       Puerto Rico Public Finance Corp., Series B               5.500       08/01/2031         15,966,150
----------------------------------------------------------------------------------------------------------------------------
         3,995,000       Puerto Rico Sales Tax Financing Corp., Series A          5.500       08/01/2042          4,317,516
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       Puerto Rico Sales Tax Financing Corp., Series A          5.750       08/01/2037         11,075,000
----------------------------------------------------------------------------------------------------------------------------
        17,000,000       Puerto Rico Sales Tax Financing Corp., Series A          6.500       08/01/2044         19,961,023
                                                                                                           -----------------
                                                                                                                119,099,289

20  |  Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                                      Value
--------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,714,567,779)-108.6%
                                                                          $   1,637,294,289
--------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(8.6)                                    (129,186,663)
                                                                         -------------------
Net Assets-100.0%                                                         $   1,508,107,626
                                                                         ===================

----------------------
Footnotes to Statement of Investments

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2012. See accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG                   Association of Bay Area Governments
CDA                    Communities Devel. Authority
COP                    Certificates of Participation
DRIVERS                Derivative Inverse Tax Exempt Receipts
GO                     General Obligation
HFA                    Housing Finance Agency
IDA                    Industrial Devel. Agency
INSD                   Insured
ITEMECF                Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R                  Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA                  Orange County Educational Arts Academy
ROLs                   Residual Option Longs
SJHCN                  St. Joseph Home Care Network
SJHE                   St. Joseph Hospital of Eureka
SJHO                   St. Joseph Hospital of Orange
SJHS                   St. Joseph Health System
TASC                   Tobacco Settlement Asset-Backed Bonds
UCLA                   University of California at Los Angeles

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

21 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
-----------------------------        ---------------------------------
Purchased securities                 $14,064,500
-----------------------------        ---------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating

22 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2012, the Fund's maximum exposure under such agreements is estimated at $68,690,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2012, municipal bond holdings with a value of $297,841,194 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $154,480,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

23 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

PRINCIPAL                                                                               COUPON       MATURITY
AMOUNT          INVERSE FLOATER(1)                                                       RATE(2)         DATE             VALUE
--------------- ----------------------------------------------------------------------  ----------  ----------     ------------
   $ 2,500,000  Anaheim, CA Public Financing Authority ROLs(3)                             18.730%     10/1/39     $  3,624,850
     5,000,000  Bay Area, CA  Toll Authority ROLs                                          10.163       4/1/43        6,001,700
     5,000,000  Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs(3)               10.417       4/1/44        6,227,000
     5,000,000  CA Dept. of Water Resources (Center Valley) ROLs(3)                         9.705      12/1/35        6,654,700
                CA Health Facilities Financing Authority (Providence Health &
     7,110,000  Service/Provident Health System-Oregon Obligated Group)                    10.219      10/1/39        8,829,838
     2,840,000  Citrus, CA Community College District DRIVERS                              19.325       6/1/31        4,411,202
     7,500,000  East Bay, CA Municipal Utility District (Water System) ROLs(3)              9.197       6/1/36        9,610,500
     5,000,000  Foothill, CA De Anza Community College District                             9.197       8/1/40        6,214,200
     1,290,000  Grossmont, CA Union High School District ROLs(3)                           19.602       8/1/30        2,090,419
     1,225,000  Grossmont, CA Union High School District ROLs(3)                           19.637       8/1/31        1,940,547
     5,000,000  Grossmont, CA Union High School District ROLs(3)                           10.213       8/1/45        6,475,200
     7,500,000  Los Angeles, CA Community College District ROLs(3)                          9.147       8/1/33        9,040,800
     2,500,000  Los Angeles, CA Community College District ROLs(3)                         21.810       8/1/33        4,345,200
                Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
     4,735,000  DRIVERS                                                                    13.988      5/15/24        6,300,817
                Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
     3,335,000  DRIVERS                                                                    14.357      5/15/26        4,402,433
                Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
     3,665,000  DRIVERS                                                                    14.369      5/15/27        4,793,857
                Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
     3,365,000  DRIVERS                                                                    14.363      5/15/28        4,361,074
     3,405,000  Los Angeles, CA Dept. of Airports ROLs                                     14.364      5/15/25        4,553,779
     1,500,000  Los Angeles, CA Dept. of Water & Power DRIVERS                              9.959       7/1/34        1,897,620
     6,000,000  Los Angeles, CA Dept. of Water & Power DRIVERS                              9.959       7/1/38        7,437,240
     8,150,000  Los Angeles, CA Harbor Dept. DRIVERS                                        9.715       8/1/34       10,212,439
     6,170,000  San Diego, CA Community College District ROLs(3)                            9.193       5/1/30        7,883,779
                San Diego, CA Regional Building Authority (County Operations Center &
     2,500,000  Annex) DRIVERS                                                             19.028       2/1/36        3,602,500
     5,000,000  San Marcos, CA Unified School District ROLs(3)                              9.705       8/1/31        6,419,200
     5,000,000  San Mateo, CA Union High School District ROLs(3)                            9.197       9/1/42        6,030,300
                                                                                                                   ------------
                                                                                                                   $143,361,194
                                                                                                                   ============

---------------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $68,690,000 as of April 30, 2012.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying

24 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2012 is as follows:

Cost                                                  $ 10,458,737
--------------------------------------------- ---------------------
Market Value                                          $  7,455,666
--------------------------------------------- ---------------------
Market Value as a % of Net Assets                             0.49%
--------------------------------------------- ---------------------

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

25 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                       STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
-----------------------------------------------------------------------------------------------------
Corporate debt, government debt,    Reported trade data, broker-dealer price quotations, benchmark
municipal, mortgage-backed and      yields, issuer spreads on comparable securities, the credit
asset-backed securities             quality, yield, maturity, and other appropriate factors.
-----------------------------------------------------------------------------------------------------
Loans                               Information obtained from market participants
                                    regarding reported trade data and broker-dealer price quotations.
-----------------------------------------------------------------------------------------------------
Event-linked bonds                  Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

26 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                  LEVEL 2--
                                                                     OTHER            LEVEL 3--
                                               LEVEL 1--        SIGNIFICANT         SIGNIFICANT
                                             UNADJUSTED         OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES             INPUTS              INPUTS              VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   California                       $                --    $ 1,518,195,000        $         --      1,518,195,000
   U.S. Possessions                                  --        119,099,289                  --        119,099,289
                                    -----------------------------------------------------------------------------
Total Assets                        $                --    $ 1,637,294,289        $         --      1,637,294,289
                                    -----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $  1,563,527,174 (1)
                                              --------------------
Gross unrealized appreciation                  $    107,752,311
Gross unrealized depreciation                     (186,124,696)
                                              --------------------
Net unrealized depreciation                    $   (78,372,385)
                                              --------------------

----------

1. The Federal tax cost of securities does not include cost of $152,139,500, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

27 | Oppenheimer California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

By: /s/ Brian W. Wixted
    ------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 6/11/2012